GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Air Freight & Logistics – 0.1%
20,846	XPO Logistics, Inc.*	$ 1,563,867

Automobiles – 0.8%
90,779	General Motors Co.	2,259,489
9,623	Tesla, Inc.*	13,768,204

		16,027,693

Banks – 0.0%
29,668	Western Alliance Bancorp	1,066,565

Beverages – 1.2%
296,938	Monster Beverage Corp.*	23,303,694

Biotechnology – 5.8%
396,774	AbbVie, Inc.	37,657,820
31,715	ACADIA Pharmaceuticals, Inc.*	1,318,393
41,441	Acceleron Pharma, Inc.*	4,109,704
79,484	Alexion Pharmaceuticals, Inc.*	8,146,315
62,467	Biogen, Inc.*	17,159,060
127,316	Exelixis, Inc.*	2,939,726
103,959	Gilead Sciences, Inc.	7,228,269
26,276	Sarepta Therapeutics, Inc.*	4,033,892
47,091	Seattle Genetics, Inc.*	7,829,821
81,754	Vertex Pharmaceuticals, Inc.*	22,237,088

		112,660,088

Building Products – 0.7%
36,301	Allegion PLC	3,610,497
162,405	Masco Corp.	9,283,070

		12,893,567

Capital Markets – 2.2%
87,582	CME Group, Inc.	14,554,377
9,960	LPL Financial Holdings, Inc.	787,039
5,181	MarketAxess Holdings, Inc.	2,677,023
72,089	S&P Global, Inc.	25,249,172

		43,267,611

Chemicals – 2.0%
468,401	Axalta Coating Systems Ltd.*	10,398,502
4,096	NewMarket Corp.	1,535,222

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
40,630	Sherwin-Williams Co. (The)	$ 26,324,990

		38,258,714

Commercial Services & Supplies – 0.2%
53,286	Copart, Inc.*	4,968,919

Communications Equipment – 0.9%
42,726	Arista Networks, Inc.*	11,098,933
68,632	Lumentum Holdings, Inc.*	6,371,109

		17,470,042

Diversified Consumer Services – 0.1%
5,624	Bright Horizons Family Solutions, Inc.*	603,118
27,455	ServiceMaster Global Holdings, Inc.*	1,122,635

		1,725,753

Diversified Financial Services – 1.0%
381,445	Voya Financial, Inc.	18,843,383

Diversified Telecommunication Services – 0.2%
186,172	Liberty Global PLC, Class C (United Kingdom)*	4,237,275

Electronic Equipment, Instruments & Components – 0.2%
11,160	Arrow Electronics, Inc.*	799,279
71,769	Jabil, Inc.	2,501,867

		3,301,146

Entertainment – 3.6%
44,859	Netflix, Inc.*	21,930,668
62,781	Spotify Technology SA*	16,186,198
74,254	Take-Two Interactive Software, Inc.*	12,179,141
2,096,022	Zynga, Inc., Class A*	20,603,896

		70,899,903

Equity Real Estate Investment Trusts (REITs) – 4.1%
55,327	American Tower Corp. REIT	14,461,924
5,361	Camden Property Trust REIT	486,832
138,552	CoreSite Realty Corp. REIT	17,880,136
163,990	Equity LifeStyle Properties, Inc. REIT	11,203,797
22,108	First Industrial Realty Trust, Inc. REIT	970,983
534,979	Invitation Homes, Inc. REIT	15,953,074
5,782	Lamar Advertising Co., Class A REIT	380,051

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
62,066	SBA Communications Corp. REIT	$ 19,336,042

		80,672,839

Food & Staples Retailing – 1.8%
107,137	Costco Wholesale Corp.	34,876,308

Health Care Equipment & Supplies – 2.9%
32,921	Cooper Cos., Inc. (The)	9,314,339
8,993	DexCom, Inc.*	3,916,811
185,377	Edwards Lifesciences Corp.*	14,535,411
13,621	Haemonetics Corp.*	1,194,017
78,210	Hologic, Inc.*	5,457,494
4,726	Insulet Corp.*	961,079
28,287	Quidel Corp.*	7,990,229
13,688	STERIS PLC	2,185,015
41,998	West Pharmaceutical Services, Inc.	11,292,002

		56,846,397

Health Care Providers & Services – 2.4%
26,222	Anthem, Inc.	7,179,584
35,832	HCA Healthcare, Inc.	4,537,764
27,014	Humana, Inc.	10,601,644
76,712	McKesson Corp.	11,519,074
34,871	UnitedHealth Group, Inc.	10,558,241
14,093	Universal Health Services, Inc., Class B	1,548,821

		45,945,128

Hotels, Restaurants & Leisure – 1.8%
11,874	Chipotle Mexican Grill, Inc.*	13,716,370
54,202	Domino’s Pizza, Inc.	20,955,035
9,442	Dunkin’ Brands Group, Inc.	648,949

		35,320,354

Insurance – 0.4%
22,943	Aon PLC, Class A	4,708,362
28,886	Brighthouse Financial, Inc.*	818,629
16,783	Primerica, Inc.	2,008,254

		7,535,245

Interactive Media & Services – 10.0%
25,980	Alphabet, Inc., Class A*	38,656,941
44,008	Alphabet, Inc., Class C*	65,262,104
327,575	Facebook, Inc., Class A*	83,095,950

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
250,977	Pinterest, Inc., Class A*	$ 8,606,001

		195,620,996

Internet & Direct Marketing Retail – 9.3%
46,078	Amazon.com, Inc.*	145,822,125
408,963	eBay, Inc.	22,607,475
106,274	Etsy, Inc.*	12,580,716

		181,010,316

IT Services – 7.9%
64,748	Alliance Data Systems Corp.	2,872,221
142,356	Black Knight, Inc.*	10,665,312
111,177	Cognizant Technology Solutions Corp., Class A	7,595,613
46,985	FleetCor Technologies, Inc.*	12,148,911
24,831	Gartner, Inc.*	3,094,936
75,854	GoDaddy, Inc., Class A*	5,331,019
47,202	Mastercard, Inc., Class A	14,563,233
251,658	PayPal Holdings, Inc.*	49,342,584
44,319	Square, Inc., Class A*	5,754,822
96,828	VeriSign, Inc.*	20,496,551
110,454	Visa, Inc., Class A	21,030,442
14,928	Western Union Co. (The)	362,452

		153,258,096

Life Sciences Tools & Services – 1.1%
46,203	Illumina, Inc.*	17,656,939
27,885	PerkinElmer, Inc.	3,315,805

		20,972,744

Machinery – 0.0%
15,867	Allison Transmission Holdings, Inc.	592,791

Media – 0.2%
1,698	Cable One, Inc.	3,094,707

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
83,230	Starwood Property Trust, Inc. REIT	1,244,288

Multiline Retail – 0.9%
133,816	Target Corp.	16,844,758

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 0.3%
94,938	Public Service Enterprise Group, Inc.	$ 5,310,832

Personal Products – 0.1%
52,498	Herbalife Nutrition Ltd.*	2,689,997

Pharmaceuticals – 0.3%
44,932	Bristol-Myers Squibb Co.	2,635,711
34,533	Merck & Co., Inc.	2,770,928

		5,406,639

Professional Services – 0.4%
9,512	CoreLogic, Inc.	648,338
74,491	TransUnion	6,672,159

		7,320,497

Road & Rail – 1.0%
103,775	Old Dominion Freight Line, Inc.	18,972,145

Semiconductors & Semiconductor Equipment – 4.5%
15,662	Advanced Micro Devices, Inc.*	1,212,709
64,793	Analog Devices, Inc.	7,441,476
124,295	Applied Materials, Inc.	7,995,897
61,433	Inphi Corp.*	8,026,836
43,228	Lam Research Corp.	16,303,872
57,619	Microchip Technology, Inc.	5,861,581
59,583	NVIDIA Corp.	25,298,346
52,374	QUALCOMM, Inc.	5,531,218
62,373	Texas Instruments, Inc.	7,955,676
11,799	Universal Display Corp.	2,058,336

		87,685,947

Software – 15.0%
102,046	Adobe, Inc.*	45,341,079
117,830	Anaplan, Inc.*	5,350,660
68,140	DocuSign, Inc.*	14,774,796
12,906	Fortinet, Inc.*	1,784,900
863,413	Microsoft Corp.	177,008,299
36,844	RingCentral, Inc., Class A*	10,694,708
46,652	ServiceNow, Inc.*	20,489,558
68,086	Workday, Inc., Class A*	12,318,119
21,106	Zoom Video Communications, Inc., Class A*	5,359,025

		293,121,144

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 3.3%
11,573	AutoZone, Inc.*	$ 13,973,472
79,679	Home Depot, Inc. (The)	21,153,978
192,004	Lowe’s Cos., Inc.	28,591,315

		63,718,765

Technology Hardware, Storage & Peripherals – 12.4%
555,464	Apple, Inc.	236,094,419
143,931	NetApp, Inc.	6,376,143

		242,470,562

TOTAL INVESTMENTS – 99.2% (Cost $1,256,240,867)		$1,931,019,715

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		15,813,522

NET ASSETS – 100.0%		$1,946,833,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.4%
4,439	Curtiss-Wright Corp.	$ 395,604
1,309	Mercury Systems, Inc.*	101,356
32,803	Raytheon Technologies Corp.	1,859,274
7,810	Teledyne Technologies, Inc.*	2,395,327

		4,751,561

Air Freight & Logistics – 0.6%
9,110	United Parcel Service, Inc., Class B	1,300,544
8,754	XPO Logistics, Inc.*	656,725

		1,957,269

Automobiles – 1.1%
149,259	General Motors Co.	3,715,057

Banks – 7.4%
245,310	Bank of America Corp.	6,103,313
103,749	Citigroup, Inc.	5,188,487
7,886	Citizens Financial Group, Inc.	195,652
7,459	Comerica, Inc.	287,321
36,899	First Hawaiian, Inc.	641,304
35,095	JPMorgan Chase & Co.	3,391,581
10,019	KeyCorp	120,328
10,752	PNC Financial Services Group, Inc. (The)	1,146,916
8,485	Popular, Inc. (Puerto Rico)	314,878
12,751	Signature Bank	1,307,360
21,200	Truist Financial Corp.	794,152
43,939	US Bancorp	1,618,713
108,436	Wells Fargo & Co.	2,630,657
46,526	Western Alliance Bancorp	1,672,610

		25,413,272

Beverages – 1.8%
15,282	Constellation Brands, Inc., Class A	2,723,252
43,921	Monster Beverage Corp.*	3,446,920

		6,170,172

Biotechnology – 3.2%
33,452	AbbVie, Inc.	3,174,929
15,004	Alexion Pharmaceuticals, Inc.*	1,537,760
10,335	Biogen, Inc.*	2,838,921
44,515	Gilead Sciences, Inc.	3,095,128

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
494	Vertex Pharmaceuticals, Inc.*	$ 134,368

		10,781,106

Building Products – 2.8%
9,709	Allegion PLC	965,657
108,240	Johnson Controls International PLC	4,165,075
2,298	Lennox International, Inc.	616,186
67,271	Masco Corp.	3,845,210

		9,592,128

Capital Markets – 3.0%
28,676	CME Group, Inc.	4,765,378
27,816	Interactive Brokers Group, Inc., Class A	1,379,673
11,872	S&P Global, Inc.	4,158,168

		10,303,219

Chemicals – 4.2%
147,387	Axalta Coating Systems Ltd.*	3,271,991
24,284	CF Industries Holdings, Inc.	760,818
4,859	Corteva, Inc.	138,773
22,147	Dow, Inc.	909,356
5,933	DuPont de Nemours, Inc.	317,297
20,579	Linde PLC (United Kingdom)	5,044,119
23,437	Mosaic Co. (The)	315,696
227	NewMarket Corp.	85,082
5,278	Sherwin-Williams Co. (The)	3,419,722

		14,262,854

Commercial Services & Supplies – 0.1%
4,398	IAA, Inc.*	190,653

Communications Equipment – 1.6%
89,535	Cisco Systems, Inc.	4,217,099
12,392	Lumentum Holdings, Inc.*	1,150,349

		5,367,448

Consumer Finance – 1.0%
76,039	Ally Financial, Inc.	1,528,384
82,759	Synchrony Financial	1,831,457

		3,359,841

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.1%
23,143	Graphic Packaging Holding Co.	$ 322,613

Diversified Consumer Services – 1.0%
1,882	Bright Horizons Family Solutions, Inc.*	201,826
5,064	frontdoor, Inc.*	212,663
354	Graham Holdings Co., Class B	141,023
10,585	Grand Canyon Education, Inc.*	939,313
43,479	ServiceMaster Global Holdings, Inc.*	1,777,856

		3,272,681

Diversified Financial Services – 2.6%
27,406	Berkshire Hathaway, Inc., Class B*	5,365,547
8,473	Equitable Holdings, Inc.	173,357
68,962	Voya Financial, Inc.	3,406,723

		8,945,627

Diversified Telecommunication Services – 1.5%
48,956	AT&T, Inc.	1,448,119
78,795	Liberty Global PLC, Class C (United Kingdom)*	1,793,374
35,838	Verizon Communications, Inc.	2,059,968

		5,301,461

Electric Utilities – 0.9%
13,937	Entergy Corp.	1,465,197
18,357	Exelon Corp.	708,763
17,113	FirstEnergy Corp.	496,277
12,162	OGE Energy Corp.	400,130

		3,070,367

Electrical Equipment – 0.4%
13,783	AMETEK, Inc.	1,285,265

Electronic Equipment, Instruments & Components – 0.6%
18,089	Arrow Electronics, Inc.*	1,295,534
18,830	Jabil, Inc.	656,414
1,464	SYNNEX Corp.	182,619

		2,134,567

Energy Equipment & Services – 0.6%
67,979	Schlumberger Ltd.	1,233,139
115,772	TechnipFMC PLC (United Kingdom)	929,649

		2,162,788

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 2.6%
16,560	Activision Blizzard, Inc.	$ 1,368,353
6,307	Spotify Technology SA*	1,626,071
5,732	Take-Two Interactive Software, Inc.*	940,163
13,300	Walt Disney Co. (The)	1,555,302
353,227	Zynga, Inc., Class A*	3,472,221

		8,962,110

Equity Real Estate Investment Trusts (REITs) – 7.6%
38,790	Apartment Investment and Management Co., Class A REIT	1,505,828
5,915	AvalonBay Communities, Inc. REIT	905,705
25,064	Camden Property Trust REIT	2,276,062
12,925	CoreSite Realty Corp. REIT	1,667,971
2,393	CubeSmart REIT	71,000
24,849	CyrusOne, Inc. REIT	2,072,904
25,536	Equity LifeStyle Properties, Inc. REIT	1,744,620
9,711	Equity Residential REIT	520,801
1,475	Extra Space Storage, Inc. REIT	152,427
57,957	First Industrial Realty Trust, Inc. REIT	2,545,471
127,244	Invitation Homes, Inc. REIT	3,794,416
24,918	Lamar Advertising Co., Class A REIT	1,637,860
11,219	Life Storage, Inc. REIT	1,100,920
20,956	Outfront Media, Inc. REIT	301,976
6,622	Prologis, Inc. REIT	698,091
13,448	SBA Communications Corp. REIT	4,189,590
3,708	Sun Communities, Inc. REIT	555,940
6,497	Ventas, Inc. REIT	249,225

		25,990,807

Food & Staples Retailing – 2.5%
11,533	Costco Wholesale Corp.	3,754,337
14,487	Kroger Co. (The)	504,003
33,943	Walmart, Inc.	4,392,224

		8,650,564

Food Products – 0.2%
13,678	TreeHouse Foods, Inc.*	599,370

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.6%
11,219	Cooper Cos., Inc. (The)	$ 3,174,192
21,786	Edwards Lifesciences Corp.*	1,708,240
23,742	Hologic, Inc.*	1,656,717
34,630	Medtronic PLC	3,341,102
5,616	STERIS PLC	896,482
5,736	West Pharmaceutical Services, Inc.	1,542,238

		12,318,971

Health Care Providers & Services – 5.0%
16,687	Anthem, Inc.	4,568,901
24,392	HCA Healthcare, Inc.	3,089,003
3,078	Henry Schein, Inc.*	211,551
10,601	Humana, Inc.	4,160,362
15,603	McKesson Corp.	2,342,946
25,434	Universal Health Services, Inc., Class B	2,795,197

		17,167,960

Hotels, Restaurants & Leisure – 0.9%
118	Chipotle Mexican Grill, Inc.*	136,309
7,349	Domino’s Pizza, Inc.	2,841,197

		2,977,506

Household Durables – 1.4%
42,631	D.R. Horton, Inc.	2,820,467
8,588	Lennar Corp., Class A	621,342
2,893	Mohawk Industries, Inc.*	231,006
21,969	PulteGroup, Inc.	957,848

		4,630,663

Household Products – 0.6%
16,128	Procter & Gamble Co. (The)	2,114,703

Independent Power and Renewable Electricity Producers – 0.2%
45,167	Vistra Corp.	842,816

Industrial Conglomerates – 0.7%
398,043	General Electric Co.	2,416,121

Insurance – 3.4%
18,771	Allstate Corp. (The)	1,771,795
13,525	American Financial Group, Inc.	821,914
27,464	Athene Holding Ltd., Class A*	885,714
30,422	Brighthouse Financial, Inc.*	862,159

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
99,689	Fidelity National Financial, Inc.	$ 3,225,936
12,868	First American Financial Corp.	656,397
31,713	Lincoln National Corp.	1,181,944
14,281	MetLife, Inc.	540,536
8,090	Old Republic International Corp.	130,006
3,693	Primerica, Inc.	441,904
8,206	Reinsurance Group of America, Inc.	699,561
25,033	Unum Group	431,319

		11,649,185

Interactive Media & Services – 2.6%
5,320	Alphabet, Inc., Class A*	7,915,894
26,450	Pinterest, Inc., Class A*	906,971

		8,822,865

Internet & Direct Marketing Retail – 1.1%
57,957	eBay, Inc.	3,203,863
4,954	Etsy, Inc.*	586,454

		3,790,317

IT Services – 4.4%
23,255	Alliance Data Systems Corp.	1,031,592
29,140	Fidelity National Information Services, Inc.	4,263,473
9,786	Global Payments, Inc.	1,742,104
22,683	International Business Machines Corp.	2,788,648
8,543	PayPal Holdings, Inc.*	1,675,026
16,766	VeriSign, Inc.*	3,549,027

		15,049,870

Life Sciences Tools & Services – 1.5%
4,366	Illumina, Inc.*	1,668,511
10,674	IQVIA Holdings, Inc.*	1,690,655
14,041	PerkinElmer, Inc.	1,669,615

		5,028,781

Machinery – 1.4%
37,020	Caterpillar, Inc.	4,919,218

Media – 1.5%
26,797	Comcast Corp., Class A	1,146,912
28,777	Liberty Broadband Corp., Class C*	3,950,219

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
787	Omnicom Group, Inc.	$ 42,285

		5,139,416

Metals & Mining – 0.1%
31,044	Freeport-McMoRan, Inc.	401,088
1,166	Southern Copper Corp. (Peru)	50,966

		452,054

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
104,539	Starwood Property Trust, Inc. REIT	1,562,858

Multiline Retail – 1.5%
39,478	Target Corp.	4,969,491

Multi-Utilities – 3.4%
41,923	Consolidated Edison, Inc.	3,220,944
34,446	DTE Energy Co.	3,982,991
76,964	Public Service Enterprise Group, Inc.	4,305,366

		11,509,301

Oil, Gas & Consumable Fuels – 4.1%
75,385	Chevron Corp.	6,327,817
11,756	ConocoPhillips	439,557
74,719	EOG Resources, Inc.	3,500,585
20,705	Exxon Mobil Corp.	871,266
84,780	Kinder Morgan, Inc.	1,195,398
24,322	Phillips 66	1,508,451

		13,843,074

Personal Products – 0.2%
11,675	Herbalife Nutrition Ltd.*	598,227

Pharmaceuticals – 3.7%
71,676	Bristol-Myers Squibb Co.	4,204,514
20,319	Elanco Animal Health, Inc.*	480,138
10,509	Jazz Pharmaceuticals PLC*	1,137,599
30,980	Johnson & Johnson	4,515,645
7,868	Merck & Co., Inc.	631,328
39,853	Pfizer, Inc.	1,533,544

		12,502,768

Professional Services – 1.2%
516	CoreLogic, Inc.	35,171

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
38,721	IHS Markit Ltd.	$ 3,125,946
11,914	TransUnion	1,067,137

		4,228,254

Road & Rail – 1.5%
15,962	Lyft, Inc., Class A*	466,569
18,679	Old Dominion Freight Line, Inc.	3,414,895
5,877	Ryder System, Inc.	215,275
6,878	Union Pacific Corp.	1,192,301

		5,289,040

Semiconductors & Semiconductor Equipment – 2.6%
24,416	Analog Devices, Inc.	2,804,178
90,241	Intel Corp.	4,307,203
1,081	Lam Research Corp.	407,710
9,726	Microchip Technology, Inc.	989,426
6,791	Micron Technology, Inc.*	339,923

		8,848,440

Specialty Retail – 2.5%
7,367	AutoNation, Inc.*	378,222
2,056	AutoZone, Inc.*	2,482,455
21,120	Home Depot, Inc. (The)	5,607,149

		8,467,826

Technology Hardware, Storage & Peripherals – 0.3%
2,377	Apple, Inc.	1,010,320
2,380	NetApp, Inc.	105,434

		1,115,754

Textiles, Apparel & Luxury Goods – 0.0%
4,288	Skechers USA, Inc., Class A*	125,553

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.2%
4,086	United Rentals, Inc.*	$ 634,842

TOTAL INVESTMENTS – 98.9% (Cost $319,650,784)		$337,578,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		3,682,000

NET ASSETS – 100.0%		$341,260,674

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.6%
64,566	Aerojet Rocketdyne Holdings, Inc.*	$ 2,663,348
28,950	Astronics Corp.*	251,865
8,467	Maxar Technologies, Inc.	150,628
7,403	Moog, Inc., Class A	397,689

		3,463,530

Air Freight & Logistics – 0.5%
98,308	Echo Global Logistics, Inc.*	2,464,090
3,508	Hub Group, Inc., Class A*	185,573
47,374	Radiant Logistics, Inc.*	201,340

		2,851,003

Airlines – 0.2%
51,975	SkyWest, Inc.	1,367,462

Auto Components – 0.5%
155,992	American Axle & Manufacturing Holdings, Inc.*	1,101,304
14,410	Gentherm, Inc.*	558,676
48,390	Goodyear Tire & Rubber Co. (The)	435,994
11,042	Standard Motor Products, Inc.	502,190
8,922	Visteon Corp.*	647,826

		3,245,990

Banks – 7.5%
76,378	1st Source Corp.	2,529,639
47,786	Amalgamated Bank, Class A	551,928
68,229	Atlantic Capital Bancshares, Inc.*	682,290
123,682	Bancorp, Inc. (The)*	1,166,321
4,789	Banner Corp.	169,674
99,849	Boston Private Financial Holdings, Inc.	587,611
280,887	Cadence BanCorp	2,193,728
76,212	Cathay General Bancorp	1,842,806
131,099	Central Pacific Financial Corp.	2,039,900
1,302	Century Bancorp, Inc., Class A	90,671
32,233	Columbia Banking System, Inc.	932,501
216,179	CVB Financial Corp.	3,906,355
4,893	Equity Bancshares, Inc., Class A*	69,187
438,562	First BanCorp (Puerto Rico)	2,385,777
82,028	First Bancorp/Southern Pines NC	1,694,699
219,984	First Commonwealth Financial Corp.	1,731,274
148,243	First Foundation, Inc.	2,278,495
48,787	First Internet Bancorp	714,730
46,224	Hanmi Financial Corp.	426,648

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
87,526	Heartland Financial USA, Inc.	$ 2,734,312
122,084	Hilltop Holdings, Inc.	2,376,976
50,628	Hope Bancorp, Inc.	426,794
115,132	International Bancshares Corp.	3,502,315
12,469	Metropolitan Bank Holding Corp.*	368,833
43,756	National Bank Holdings Corp., Class A	1,215,542
23,862	Preferred Bank	888,860
20,768	Sierra Bancorp	365,101
105,274	Simmons First National Corp., Class A	1,746,496
24,159	Southern National Bancorp of Virginia, Inc.	203,419
3,683	Texas Capital Bancshares, Inc.*	122,349
87,811	TriCo Bancshares	2,458,708
48,555	TriState Capital Holdings, Inc.*	643,354
46,254	Westamerica Bancorporation	2,791,891

		45,839,184

Beverages – 0.0%
799	Coca-Cola Consolidated, Inc.	183,418

Biotechnology – 10.7%
31,997	Akebia Therapeutics, Inc.*	357,406
2,196	Allakos, Inc.*	164,854
94,183	Amicus Therapeutics, Inc.*	1,360,944
7,708	Arcturus Therapeutics Holdings, Inc.*	402,589
152,009	Ardelyx, Inc.*	858,851
26,304	Arrowhead Pharmaceuticals, Inc.*	1,132,913
63,340	Atara Biotherapeutics, Inc.*	784,783
9,673	Beam Therapeutics, Inc.*(a)	187,076
140,748	BioCryst Pharmaceuticals, Inc.*	572,844
6,440	BioSpecifics Technologies Corp.*	403,530
9,100	Bioxcel Therapeutics, Inc.*	412,776
23,765	Blueprint Medicines Corp.*	1,739,123
5,635	CareDx, Inc.*	187,927
12,784	Catalyst Biosciences, Inc.*	65,326
301,276	Catalyst Pharmaceuticals, Inc.*	1,295,487
27,083	CEL-SCI Corp.*(a)	338,808
28,048	ChemoCentryx, Inc.*	1,478,410
3,166	Cortexyme, Inc.*(a)	126,165
11,466	CytomX Therapeutics, Inc.*	80,377
4,758	Denali Therapeutics, Inc.*	111,432
69,241	Dicerna Pharmaceuticals, Inc.*	1,488,682
119,139	Dynavax Technologies Corp.*	966,217
34,946	Editas Medicine, Inc.*	1,026,015
74,035	Eiger BioPharmaceuticals, Inc.*	744,052

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
43,839	Emergent BioSolutions, Inc.*	$ 4,876,650
48,099	Enanta Pharmaceuticals, Inc.*	2,205,339
15,808	Fate Therapeutics, Inc.*	494,316
46,472	FibroGen, Inc.*	1,880,722
44,748	G1 Therapeutics, Inc.*	656,453
219,013	Geron Corp.*	348,231
39,143	Halozyme Therapeutics, Inc.*	1,064,298
23,467	Heron Therapeutics, Inc.*	382,277
44,228	Inovio Pharmaceuticals, Inc.*(a)	859,792
20,739	Insmed, Inc.*	541,703
11,688	Intercept Pharmaceuticals, Inc.*	533,440
65,699	Ironwood Pharmaceuticals, Inc.*	602,460
329,027	Kadmon Holdings, Inc.*	1,204,239
34,234	Karyopharm Therapeutics, Inc.*	549,456
5,609	Kiniksa Pharmaceuticals Ltd., Class A*	109,488
14,551	Krystal Biotech, Inc.*	600,811
39,092	Kura Oncology, Inc.*	642,672
23,518	MacroGenics, Inc.*	597,357
4,887	Mersana Therapeutics, Inc.*	97,154
178,129	Minerva Neurosciences, Inc.*(a)	620,780
11,986	Mirati Therapeutics, Inc.*	1,454,022
29,105	Momenta Pharmaceuticals, Inc.*	858,306
48,655	Myriad Genetics, Inc.*	587,266
60,146	Natera, Inc.*	2,888,211
25,010	Novavax, Inc.*(a)	3,578,931
193,526	OPKO Health, Inc.*(a)	996,659
10,182	Precision BioSciences, Inc.*	64,758
6,023	Principia Biopharma, Inc.*	503,523
60,660	Protagonist Therapeutics, Inc.*	954,182
86,332	Prothena Corp. PLC (Ireland)*	1,056,704
14,266	PTC Therapeutics, Inc.*	660,944
61,348	Puma Biotechnology, Inc.*	632,498
73,267	Radius Health, Inc.*	919,501
37,043	REGENXBIO, Inc.*	1,226,123
16,427	REVOLUTION Medicines, Inc.*	396,219
58,023	Sangamo Therapeutics, Inc.*	628,389
45,202	Sorrento Therapeutics, Inc.*(a)	403,202
49,138	Syndax Pharmaceuticals, Inc.*	693,337
29,083	Turning Point Therapeutics, Inc.*	1,722,586
50,796	Twist Bioscience Corp.*	2,846,608
7,901	Ultragenyx Pharmaceutical, Inc.*	617,542
15,570	Veracyte, Inc.*	555,382
9,352	Vericel Corp.*	154,214
5,252	Viela Bio, Inc.*	192,276

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
119,514	Viking Therapeutics, Inc.*	$ 838,988
11,571	Voyager Therapeutics, Inc.*	128,091
110,701	Xencor, Inc.*	3,330,993
31,594	Y-mAbs Therapeutics, Inc.*	1,109,897

		65,153,577

Building Products – 2.5%
34,618	AAON, Inc.	2,051,117
8,388	Apogee Enterprises, Inc.	181,097
11,670	Builders FirstSource, Inc.*	276,462
17,751	CSW Industrials, Inc.	1,185,589
34,682	Gibraltar Industries, Inc.*	1,793,753
30,572	Griffon Corp.	699,182
8,823	Masonite International Corp.*	744,220
6,175	Patrick Industries, Inc.	394,891
72,748	Quanex Building Products Corp.	1,022,109
51,401	Simpson Manufacturing Co., Inc.	4,963,281
34,373	UFP Industries, Inc.	2,001,196

		15,312,897

Capital Markets – 0.5%
11,244	Artisan Partners Asset Management, Inc., Class A	407,370
30,267	Donnelley Financial Solutions, Inc.*	261,810
17,522	Federated Hermes, Inc.	461,880
49,273	Oppenheimer Holdings, Inc., Class A	1,044,095
13,512	PJT Partners, Inc., Class A	723,297

		2,898,452

Chemicals – 2.8%
148,581	Avient Corp.	3,551,086
6,622	Balchem Corp.	663,922
12,801	Chase Corp.	1,287,269
208,351	Ferro Corp.*	2,435,623
72,904	Ingevity Corp.*	4,263,426
21,720	Koppers Holdings, Inc.*	546,692
26,686	Kraton Corp.*	350,921
74,390	Minerals Technologies, Inc.	3,487,403
24,520	Orion Engineered Carbons SA (Luxembourg)	250,104

		16,836,446

Commercial Services & Supplies – 1.5%
24,893	Brady Corp., Class A	1,144,331

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
11,428	BrightView Holdings, Inc.*	$ 138,507
13,447	Brink’s Co. (The)	596,374
80,040	HNI Corp.	2,377,188
132,597	KAR Auction Services, Inc.	2,006,193
34,118	Kimball International, Inc., Class B	373,251
40,629	McGrath RentCorp	2,357,295
23,938	Steelcase, Inc., Class A	256,855
860	UniFirst Corp.	160,373

		9,410,367

Communications Equipment – 1.6%
15,169	Calix, Inc.*	311,116
89,194	Extreme Networks, Inc.*	405,833
231,968	Harmonic, Inc.*	1,294,381
61,151	Inseego Corp.*(a)	824,315
80,269	NETGEAR, Inc.*	2,468,272
315,565	Viavi Solutions, Inc.*	4,364,264

		9,668,181

Construction & Engineering – 0.8%
44,373	Aegion Corp.*	684,232
123,840	Great Lakes Dredge & Dock Corp.*	1,035,302
72,228	MasTec, Inc.*	2,873,230
22,894	Tutor Perini Corp.*	269,462

		4,862,226

Construction Materials – 0.5%
189,690	Summit Materials, Inc., Class A*	2,792,237

Consumer Finance – 1.0%
15,299	Curo Group Holdings Corp.	106,940
8,635	Encore Capital Group, Inc.*	315,436
116,623	Enova International, Inc.*	1,876,464
9,145	FirstCash, Inc.	527,118
146,848	Navient Corp.	1,168,910
8,590	Nelnet, Inc., Class A	498,220
37,535	PRA Group, Inc.*	1,484,885

		5,977,973

Containers & Packaging – 0.1%
6,440	Greif, Inc., Class A	224,048
27,373	Myers Industries, Inc.	412,237

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
27,044	O-I Glass, Inc.	$ 282,339

		918,624

Diversified Consumer Services – 2.1%
37,552	American Public Education, Inc.*	1,093,139
41,292	Collectors Universe, Inc.	1,571,574
17,893	K12, Inc.*	819,320
241,988	Laureate Education, Inc., Class A*	3,068,408
121,301	Perdoceo Education Corp.*	1,746,734
25,777	Strategic Education, Inc.	3,253,315
47,715	WW International, Inc.*	1,230,093

		12,782,583

Diversified Financial Services – 0.9%
117,573	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,372,077
107,952	Cannae Holdings, Inc.*	4,067,631

		5,439,708

Diversified Telecommunication Services – 1.8%
2,441	Bandwidth, Inc., Class A*	353,408
51,427	Cogent Communications Holdings, Inc.	4,634,087
129,649	Consolidated Communications Holdings, Inc.*	946,438
83,158	Liberty Latin America Ltd., Class C (Chile)*	850,706
24,568	Ooma, Inc.*	371,960
400,966	ORBCOMM, Inc.*	1,688,067
164,314	Vonage Holdings Corp.*	1,963,552

		10,808,218

Electric Utilities – 0.7%
101,408	Portland General Electric Co.	4,475,135

Electrical Equipment – 0.6%
58,682	Atkore International Group, Inc.*	1,565,049
21,632	Powell Industries, Inc.	574,330
20,464	Vicor Corp.*	1,667,202

		3,806,581

Electronic Equipment, Instruments & Components – 3.3%
61,758	Belden, Inc.	1,951,553
57,476	Benchmark Electronics, Inc.	1,170,211
41,548	CTS Corp.	825,143
47,075	Fabrinet (Thailand)*	3,419,057

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
22,043	Itron, Inc.*	$ 1,533,311
148,631	Knowles Corp.*	2,268,109
17,282	Methode Electronics, Inc.	487,352
12,142	Novanta, Inc.*	1,258,883
27,838	Plexus Corp.*	2,068,085
4,023	Sanmina Corp.*	119,403
115,039	TTM Technologies, Inc.*	1,416,130
135,250	Vishay Intertechnology, Inc.	2,122,073
54,898	Vishay Precision Group, Inc.*	1,397,154

		20,036,464

Energy Equipment & Services – 0.8%
41,984	Cactus, Inc., Class A	949,678
8,002	DMC Global, Inc.	235,099
85,991	Matrix Service Co.*	752,851
57,859	Oil States International, Inc.*	259,208
42,278	Patterson-UTI Energy, Inc.	163,827
70,918	SEACOR Holdings, Inc.*	2,062,296
26,229	Solaris Oilfield Infrastructure, Inc., Class A	190,423

		4,613,382

Entertainment – 0.3%
177,575	Glu Mobile, Inc.*	1,676,308

Equity Real Estate Investment Trusts (REITs) – 7.1%
86,322	American Assets Trust, Inc. REIT	2,330,694
92,792	CareTrust REIT, Inc. REIT	1,672,112
122,423	City Office REIT, Inc. REIT	1,058,959
31,743	Community Healthcare Trust, Inc. REIT	1,451,607
9,740	EastGroup Properties, Inc.	1,292,108
175,169	Essential Properties Realty Trust, Inc. REIT	2,820,221
74,617	Four Corners Property Trust, Inc. REIT	1,880,348
37,355	Gladstone Commercial Corp. REIT	679,861
14,065	Gladstone Land Corp. REIT	226,165
149,979	Independence Realty Trust, Inc. REIT	1,724,758
174,045	Lexington Realty Trust REIT	2,018,922
13,946	Monmouth Real Estate Investment Corp. REIT	201,241
16,551	National Storage Affiliates Trust REIT	510,102
95,395	NexPoint Residential Trust, Inc. REIT	3,646,951
3,072	Office Properties Income Trust REIT	77,261
93,898	PotlatchDeltic Corp. REIT	4,019,773
24,462	PS Business Parks, Inc. REIT	3,374,533
64,031	QTS Realty Trust, Inc., Class A	4,607,030

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
110,317	Retail Opportunity Investments Corp. REIT	$ 1,199,146
53,669	Retail Properties of America, Inc., Class A REIT	341,335
65,018	Retail Value, Inc. REIT	823,128
287,900	Sabra Health Care REIT, Inc. REIT	4,243,646
34,961	Terreno Realty Corp. REIT	2,124,230
39,525	Uniti Group, Inc. REIT	391,298
2,982	Universal Health Realty Income Trust REIT	207,488
23,599	Urban Edge Properties REIT	247,318

		43,170,235

Food & Staples Retailing – 1.3%
106,883	BJ’s Wholesale Club Holdings, Inc.*	4,280,664
7,723	Chefs’ Warehouse, Inc. (The)*	89,046
43,415	Ingles Markets, Inc., Class A	1,747,454
15,401	Natural Grocers by Vitamin Cottage, Inc.	243,798
21,294	SpartanNash Co.	447,706
19,343	Weis Markets, Inc.	963,668

		7,772,336

Food Products – 1.4%
107,371	Darling Ingredients, Inc.*	2,998,872
21,874	Fresh Del Monte Produce, Inc.	493,915
24,072	J & J Snack Foods Corp.	2,963,985
21,650	John B. Sanfilippo & Son, Inc.	1,908,881
5,258	Seneca Foods Corp., Class A*	206,008

		8,571,661

Gas Utilities – 0.3%
8,427	Northwest Natural Holding Co.	450,760
15,623	Southwest Gas Holdings, Inc.	1,087,986

		1,538,746

Health Care Equipment & Supplies – 1.6%
57,050	Antares Pharma, Inc.*	148,901
1,445	Cantel Medical Corp.	68,276
103,308	GenMark Diagnostics, Inc.*	1,845,081
16,651	Inogen, Inc.*	511,186
2,120	Integer Holdings Corp.*	139,432
45,838	Invacare Corp.	322,700
122,317	Natus Medical, Inc.*	2,272,650
1,244	NuVasive, Inc.*	71,082
19,979	OraSure Technologies, Inc.*	362,619
36,454	Shockwave Medical, Inc.*	1,797,911

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
30,832	Surmodics, Inc.*	$ 1,458,045
3,644	Utah Medical Products, Inc.	296,986
12,764	Vapotherm, Inc.*	666,791

		9,961,660

Health Care Providers & Services – 0.8%
68,521	Brookdale Senior Living, Inc.*	189,803
32,314	Cross Country Healthcare, Inc.*	209,556
14,080	Magellan Health, Inc.*	1,044,314
72,772	Select Medical Holdings Corp.*	1,385,579
67,888	Tenet Healthcare Corp.*	1,794,959

		4,624,211

Health Care Technology – 1.5%
17,820	Allscripts Healthcare Solutions, Inc.*	160,380
2,873	Computer Programs and Systems, Inc.	70,906
58,809	Inovalon Holdings, Inc., Class A*	1,383,776
10,916	NextGen Healthcare, Inc.*	159,592
33,547	Omnicell, Inc.*	2,358,018
25,468	Phreesia, Inc.*	765,568
13,726	Schrodinger, Inc.*(a)	993,488
32,349	Simulations Plus, Inc.	2,277,369
33,923	Vocera Communications, Inc.*	1,043,811

		9,212,908

Hotels, Restaurants & Leisure – 3.1%
71,854	Bloomin’ Brands, Inc.	827,758
8,393	Chuy’s Holdings, Inc.*	133,533
17,373	Del Taco Restaurants, Inc.*	132,903
179,833	Denny’s Corp.*	1,597,816
28,388	Dine Brands Global, Inc.	1,289,667
173,972	Everi Holdings, Inc.*	988,161
208,442	International Game Technology PLC	2,055,238
4,180	Jack in the Box, Inc.	343,220
315,853	Red Rock Resorts, Inc., Class A	3,461,749
106,674	Scientific Games Corp.*	1,874,262
11,719	Texas Roadhouse, Inc.	658,491
35,028	Wingstop, Inc.	5,473,125

		18,835,923

Household Durables – 2.1%
10,161	Beazer Homes USA, Inc.*	113,701
17,307	KB Home	582,207
12,288	LGI Homes, Inc.*	1,402,184

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
65,664	M/I Homes, Inc.*	$ 2,733,592
10,648	Meritage Homes Corp.*	1,056,069
53,846	Taylor Morrison Home Corp.*	1,262,689
7,004	TopBuild Corp.*	923,968
230,902	TRI Pointe Group, Inc.*	3,860,681
22,500	Universal Electronics, Inc.*	1,036,575

		12,971,666

Household Products – 0.1%
22,092	Central Garden & Pet Co., Class A*	765,488

Independent Power and Renewable Electricity Producers – 0.0%
3,880	Ormat Technologies, Inc.	230,860

Insurance – 3.9%
132,890	American Equity Investment Life Holding Co.	3,382,051
32,071	AMERISAFE, Inc.	2,035,226
38,581	Argo Group International Holdings Ltd.	1,292,849
4,325	BRP Group, Inc., Class A*	75,471
18,908	FBL Financial Group, Inc., Class A	657,620
438,636	Genworth Financial, Inc., Class A*	894,818
45,832	Goosehead Insurance, Inc., Class A*	4,735,821
4,152	HCI Group, Inc.	185,262
11,862	Kinsale Capital Group, Inc.	2,311,904
1,889	National Western Life Group, Inc., Class A	367,958
4,753	Palomar Holdings, Inc.*	434,139
19,560	ProAssurance Corp.	287,532
93,697	Stewart Information Services Corp.	3,930,589
57,720	Trupanion, Inc.*(a)	2,918,900

		23,510,140

Interactive Media & Services – 0.6%
135,613	Cars.com, Inc.*	1,101,177
20,988	EverQuote, Inc., Class A*	1,142,797
19,942	Meet Group, Inc. (The)*	124,239
41,155	Yelp, Inc.*	1,028,052

		3,396,265

Internet & Direct Marketing Retail – 0.4%
211,334	Magnite, Inc.*	1,269,061
5,291	Stamps.com, Inc.*	1,377,141

		2,646,202

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 1.6%
8,588	Brightcove, Inc.*	$ 90,861
17,469	Cass Information Systems, Inc.	625,914
76,954	Conduent, Inc.*	146,982
12,579	Hackett Group, Inc. (The)	173,464
23,527	KBR, Inc.	523,240
26,692	Limelight Networks, Inc.*	167,359
19,609	LiveRamp Holdings, Inc.*	893,582
3,615	NIC, Inc.	79,241
33,927	Perficient, Inc.*	1,330,278
208,257	Perspecta, Inc.	4,456,700
27,013	Virtusa Corp.*	1,096,728

		9,584,349

Leisure Products – 1.3%
2,929	Johnson Outdoors, Inc., Class A	256,463
22,442	Malibu Boats, Inc., Class A*	1,319,141
38,326	Smith & Wesson Brands, Inc.*	915,608
24,548	Sturm Ruger & Co., Inc.	1,997,471
67,614	Vista Outdoor, Inc.*	1,159,580
45,782	YETI Holdings, Inc.*	2,238,282

		7,886,545

Life Sciences Tools & Services – 0.1%
4,081	Medpace Holdings, Inc.*	487,067

Machinery – 2.8%
38,596	Albany International Corp., Class A	1,855,696
24,758	Barnes Group, Inc.	912,828
13,317	Chart Industries, Inc.*	912,614
40,788	Columbus McKinnon Corp.	1,351,306
770	ESCO Technologies, Inc.	66,174
26,532	Federal Signal Corp.	820,104
25,025	Franklin Electric Co., Inc.	1,352,601
15,183	Meritor, Inc.*	345,413
27,146	Miller Industries, Inc.	769,589
44,272	Mueller Industries, Inc.	1,237,845
45,423	Navistar International Corp.*	1,454,899
17,621	RBC Bearings, Inc.*	2,157,163
129,232	Rexnord Corp.	3,743,851
15,398	Welbilt, Inc.*	93,620

		17,073,703

Marine – 0.0%
69,358	Costamare, Inc. (Monaco)	315,579

Shares	Description	Value

Common Stocks – (continued)
Media – 1.1%
15,345	Cardlytics, Inc.*	$ 1,019,215
21,849	Gray Television, Inc.*	313,315
3,617	Loral Space & Communications, Inc.	65,721
95,371	MSG Networks, Inc., Class A*	908,886
69,416	Scholastic Corp.	1,661,125
60,798	TechTarget, Inc.*	2,206,359
45,129	WideOpenWest, Inc.*	246,404

		6,421,025

Metals & Mining – 1.2%
141,373	Alcoa Corp.*	1,837,849
20,984	Carpenter Technology Corp.	469,202
43,177	Coeur Mining, Inc.*	342,394
38,497	Haynes International, Inc.	706,805
207,156	Hecla Mining Co.	1,143,501
15,252	Kaiser Aluminum Corp.	944,862
32,677	Materion Corp.	1,876,313

		7,320,926

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
370,175	Anworth Mortgage Asset Corp. REIT	670,017
45,120	ARMOUR Residential REIT, Inc. REIT	421,421
83,246	Blackstone Mortgage Trust, Inc., Class A REIT	2,003,731
103,356	Capstead Mortgage Corp. REIT	635,639
7,683	Ellington Residential Mortgage REIT	84,897
131,465	Ladder Capital Corp. REIT	1,021,483
27,715	MFA Financial, Inc. REIT	72,890
36,317	TPG RE Finance Trust, Inc. REIT	315,232

		5,225,310

Multiline Retail – 0.4%
57,882	Big Lots, Inc.	2,277,078

Multi-Utilities – 0.9%
44,108	Avista Corp.	1,637,730
6,566	Black Hills Corp.	379,909
63,531	NorthWestern Corp.	3,574,254

		5,591,893

Oil, Gas & Consumable Fuels – 1.3%
458,669	Antero Resources Corp.*	1,357,660
84,231	Ardmore Shipping Corp. (Ireland)	346,190
43,341	Brigham Minerals, Inc., Class A	480,218

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
104,574	Clean Energy Fuels Corp.*	$ 248,886
20,279	Diamond S Shipping, Inc.*	178,050
24,952	Green Plains, Inc.*	322,629
36,220	Magnolia Oil & Gas Corp., Class A*	216,596
40,390	Matador Resources Co.*(a)	350,585
38,604	Ovintiv, Inc.(a)	374,073
7,299	Penn Virginia Corp.*	72,333
81,190	Renewable Energy Group, Inc.*	2,239,220
79,979	World Fuel Services Corp.	1,881,906

		8,068,346

Paper & Forest Products – 1.8%
77,118	Boise Cascade Co.	3,592,928
3,179	Clearwater Paper Corp.*	117,369
4,931	Domtar Corp.	103,502
156,808	Louisiana-Pacific Corp.	4,966,109
6,991	Neenah, Inc.	311,868
112,908	P H Glatfelter Co.	1,798,624

		10,890,400

Personal Products – 0.1%
11,655	BellRing Brands, Inc., Class A*	231,585
4,666	USANA Health Sciences, Inc.*	378,786

		610,371

Pharmaceuticals – 2.3%
69,089	Amphastar Pharmaceuticals, Inc.*	1,383,162
48,662	ANI Pharmaceuticals, Inc.*	1,440,882
36,485	Axsome Therapeutics, Inc.*	2,602,475
182,768	BioDelivery Sciences International, Inc.*	765,798
104,857	Corcept Therapeutics, Inc.*	1,567,612
76,453	Endo International PLC*	266,056
188,613	Innoviva, Inc.*	2,554,763
5,194	Intra-Cellular Therapies, Inc.*	102,971
14,101	MyoKardia, Inc.*	1,270,923
4,885	Pacira BioSciences, Inc.*	257,000
57,352	Phibro Animal Health Corp., Class A	1,330,280
19,177	Prestige Consumer Healthcare, Inc.*	713,193

		14,255,115

Professional Services – 0.8%
7,191	Barrett Business Services, Inc.	378,822
14,897	Exponent, Inc.	1,252,242
19,903	Huron Consulting Group, Inc.*	949,771

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
52,219	Kforce, Inc.	$ 1,505,996
59,226	Upwork, Inc.*	889,574

		4,976,405

Real Estate Management & Development – 0.2%
37,271	Kennedy-Wilson Holdings, Inc.	553,102
49,442	Newmark Group, Inc., Class A	201,229
5,531	Redfin Corp.*	229,979

		984,310

Road & Rail – 1.3%
36,963	Heartland Express, Inc.	749,795
109,041	Marten Transport Ltd.	2,902,671
90,276	Werner Enterprises, Inc.	3,970,790

		7,623,256

Semiconductors & Semiconductor Equipment – 3.0%
49,523	Ambarella, Inc.*	2,242,401
151,468	Amkor Technology, Inc.*	2,059,208
60,264	Axcelis Technologies, Inc.*	1,772,967
79,596	FormFactor, Inc.*	2,295,549
66,205	Lattice Semiconductor Corp.*	2,058,313
17,754	MACOM Technology Solutions Holdings, Inc.*	750,284
8,635	MaxLinear, Inc.*	218,897
188,538	NeoPhotonics Corp.*	1,717,581
7,392	Photronics, Inc.*	87,817
16,828	Power Integrations, Inc.	2,053,521
153,242	Rambus, Inc.*	2,261,852
14,535	Ultra Clean Holdings, Inc.*	437,358

		17,955,748

Software – 5.1%
25,502	Blackline, Inc.*	2,267,383
223,027	Box, Inc., Class A*	4,003,335
67,405	ChannelAdvisor Corp.*	1,373,040
274,228	Cloudera, Inc.*	3,090,549
68,974	Cornerstone OnDemand, Inc.*	2,449,267
51,432	Domo, Inc., Class B*	1,655,082
10,572	J2 Global, Inc.*	599,644
18,192	MicroStrategy, Inc., Class A*	2,254,352
34,891	Qualys, Inc.*	4,308,341
42,141	SPS Commerce, Inc.*	3,167,739
126,146	SVMK, Inc.*	3,024,981

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
76,072	Telenav, Inc.*	$ 394,433
34,594	Tenable Holdings, Inc.*	1,173,774
7,727	Xperi Holding Corp.	142,486
121,197	Zuora, Inc., Class A*	1,410,733

		31,315,139

Specialty Retail – 3.5%
15,783	America’s Car-Mart, Inc.*	1,501,910
35,628	Asbury Automotive Group, Inc.*	3,568,144
34,244	Camping World Holdings, Inc., Class A	1,254,015
15,240	Lithia Motors, Inc., Class A	3,492,246
18,739	MarineMax, Inc.*	519,820
13,258	Murphy USA, Inc.*	1,755,492
23,781	ODP Corp. (The)	524,847
3,186	RH*	915,752
101,123	Sonic Automotive, Inc., Class A	3,854,809
203,074	Sportsman’s Warehouse Holdings, Inc.*	3,267,460
18,789	Zumiez, Inc.*	434,026

		21,088,521

Textiles, Apparel & Luxury Goods – 0.7%
6,339	Deckers Outdoor Corp.*	1,326,436
65,939	G-III Apparel Group Ltd.*	652,136
100,498	Wolverine World Wide, Inc.	2,415,972

		4,394,544

Thrifts & Mortgage Finance – 1.5%
41,022	Axos Financial, Inc.*	919,303
34,029	Meridian Bancorp, Inc.	388,101
13,287	Mr. Cooper Group, Inc.*	216,977
84,310	PennyMac Financial Services, Inc.	4,068,800
8,181	Radian Group, Inc.	122,060
50,836	Walker & Dunlop, Inc.	2,562,643
26,276	Washington Federal, Inc.	613,282

		8,891,166

Tobacco – 0.1%
81,614	Vector Group Ltd.	719,835

Trading Companies & Distributors – 1.3%
104,426	Foundation Building Materials, Inc.*	1,433,769
40,557	GMS, Inc.*	950,250
75,881	H&E Equipment Services, Inc.	1,334,747
270,653	MRC Global, Inc.*	1,610,385

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
50,403	Rush Enterprises, Inc., Class A	$ 2,398,175
11,693	Triton International Ltd. (Bermuda)	367,186

		8,094,512

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $613,895,521)		$603,679,390

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,660,810	0.130%	$ 8,660,810
(Cost $8,660,810)

TOTAL INVESTMENTS – 100.7% (Cost $622,556,331)		$612,340,200

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(4,139,741)

NET ASSETS – 100.0%		$608,200,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	6	09/18/20	$413,906	$29,434

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.6%
116,929	Aerojet Rocketdyne Holdings, Inc.*	$ 4,823,321
10,578	AeroVironment, Inc.*	809,746
97,317	Astronics Corp.*	846,658

		6,479,725

Air Freight & Logistics – 0.3%
138,010	Echo Global Logistics, Inc.*	3,459,221
71,472	Radiant Logistics, Inc.*	303,756

		3,762,977

Airlines – 0.0%
4,741	SkyWest, Inc.	124,736

Auto Components – 0.4%
49,988	American Axle & Manufacturing Holdings, Inc.*	352,915
14,059	Fox Factory Holding Corp.*	1,251,251
51,714	Gentherm, Inc.*	2,004,952
13,161	Standard Motor Products, Inc.	598,562
6,635	Visteon Corp.*	481,768

		4,689,448

Banks – 2.0%
61,171	Amalgamated Bank, Class A	706,525
45,994	Atlantic Capital Bancshares, Inc.*	459,940
178,206	Central Pacific Financial Corp.	2,772,885
303,718	CVB Financial Corp.	5,488,184
134,736	First Foundation, Inc.	2,070,892
36,150	Hilltop Holdings, Inc.	703,841
131,579	International Bancshares Corp.	4,002,633
29,965	National Bank Holdings Corp., Class A	832,428
60,003	TriCo Bancshares	1,680,084
62,578	Westamerica Bancorporation	3,777,208

		22,494,620

Beverages – 0.1%
4,020	Coca-Cola Consolidated, Inc.	922,831

Biotechnology – 18.5%
46,614	Adverum Biotechnologies, Inc.*	781,717
95,218	Akebia Therapeutics, Inc.*	1,063,585
21,430	Allakos, Inc.*	1,608,750
21,554	Allogene Therapeutics, Inc.*(a)	790,385
358,043	Amicus Therapeutics, Inc.*	5,173,721

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
32,264	Arcturus Therapeutics Holdings, Inc.*	$ 1,685,149
149,319	Ardelyx, Inc.*	843,652
105,191	Arrowhead Pharmaceuticals, Inc.*	4,530,576
143,838	Atara Biotherapeutics, Inc.*	1,782,153
9,191	Atreca, Inc., Class A*	119,023
21,280	Avrobio, Inc.*	360,696
9,820	Beam Therapeutics, Inc.*(a)	189,919
17,066	Beyondspring, Inc.*	188,238
359,770	BioCryst Pharmaceuticals, Inc.*	1,464,264
13,522	BioSpecifics Technologies Corp.*	847,288
31,266	Bioxcel Therapeutics, Inc.*	1,418,226
4,684	Black Diamond Therapeutics, Inc.*	130,309
82,920	Blueprint Medicines Corp.*	6,068,086
25,690	Bridgebio Pharma, Inc.*(a)	722,917
48,874	CareDx, Inc.*	1,629,948
564,259	Catalyst Pharmaceuticals, Inc.*	2,426,314
75,841	CEL-SCI Corp.*(a)	948,771
85,155	ChemoCentryx, Inc.*	4,488,520
27,121	Constellation Pharmaceuticals, Inc.*	729,284
22,744	Cortexyme, Inc.*(a)	906,348
39,482	Cue Biopharma, Inc.*	746,605
49,154	CytomX Therapeutics, Inc.*	344,570
65,764	Denali Therapeutics, Inc.*	1,540,193
180,186	Dicerna Pharmaceuticals, Inc.*	3,873,999
266,884	Dynavax Technologies Corp.*	2,164,429
8,254	Eagle Pharmaceuticals, Inc.*	382,903
140,044	Editas Medicine, Inc.*	4,111,692
129,320	Eiger BioPharmaceuticals, Inc.*	1,299,666
112,033	Emergent BioSolutions, Inc.*	12,462,551
104,176	Enanta Pharmaceuticals, Inc.*	4,776,470
93,604	Fate Therapeutics, Inc.*	2,926,997
122,370	FibroGen, Inc.*	4,952,314
69,479	G1 Therapeutics, Inc.*	1,019,257
161,731	Geron Corp.*	257,152
317,008	Halozyme Therapeutics, Inc.*	8,619,447
24,592	Harpoon Therapeutics, Inc.*	270,758
84,231	Heron Therapeutics, Inc.*	1,372,123
3,096	IGM Biosciences, Inc.*	155,605
27,844	ImmunoGen, Inc.*	114,439
165,929	Inovio Pharmaceuticals, Inc.*(a)	3,225,660
132,829	Insmed, Inc.*	3,469,493
51,244	Intercept Pharmaceuticals, Inc.*	2,338,776
42,914	Invitae Corp.*	1,253,089
268,941	Ironwood Pharmaceuticals, Inc.*	2,466,189

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
756,664	Kadmon Holdings, Inc.*	$ 2,769,390
10,238	Karuna Therapeutics, Inc.*	837,468
120,286	Karyopharm Therapeutics, Inc.*	1,930,590
29,355	Kiniksa Pharmaceuticals Ltd., Class A*	573,010
23,366	Kodiak Sciences, Inc.*	1,082,547
37,318	Krystal Biotech, Inc.*	1,540,860
120,064	Kura Oncology, Inc.*	1,973,852
36,536	MacroGenics, Inc.*	928,014
48,010	Mersana Therapeutics, Inc.*	954,439
357,699	Minerva Neurosciences, Inc.*	1,246,581
46,851	Mirati Therapeutics, Inc.*	5,683,495
116,296	Momenta Pharmaceuticals, Inc.*	3,429,569
68,035	Mustang Bio, Inc.*	209,548
191,426	Natera, Inc.*	9,192,277
29,390	Novavax, Inc.*(a)	4,205,709
76,385	OPKO Health, Inc.*	393,383
226,195	Pieris Pharmaceuticals, Inc.*	581,321
46,647	Precision BioSciences, Inc.*	296,675
33,768	Principia Biopharma, Inc.*	2,823,005
140,707	Protagonist Therapeutics, Inc.*	2,213,321
67,401	Prothena Corp. PLC (Ireland)*	824,988
69,425	PTC Therapeutics, Inc.*	3,216,460
81,246	Puma Biotechnology, Inc.*	837,646
207,357	Radius Health, Inc.*	2,602,330
85,171	REGENXBIO, Inc.*	2,819,160
16,145	Replimune Group, Inc.*	322,416
8,109	Retrophin, Inc.*	161,207
43,104	REVOLUTION Medicines, Inc.*	1,039,668
103,868	Rigel Pharmaceuticals, Inc.*	238,896
12,594	Rocket Pharmaceuticals, Inc.*	296,337
185,265	Sangamo Therapeutics, Inc.*	2,006,420
262,107	Sorrento Therapeutics, Inc.*(a)	2,337,994
5,387	SpringWorks Therapeutics, Inc.*	229,648
10,783	Stoke Therapeutics, Inc.*	271,624
187,001	Syndax Pharmaceuticals, Inc.*	2,638,584
44,074	TG Therapeutics, Inc.*	862,969
11,207	Translate Bio, Inc.*	170,234
70,156	Turning Point Therapeutics, Inc.*	4,155,340
132,135	Twist Bioscience Corp.*	7,404,845
67,358	Ultragenyx Pharmaceutical, Inc.*	5,264,701
101,089	Veracyte, Inc.*	3,605,845
54,963	Vericel Corp.*	906,340
18,536	Viela Bio, Inc.*	678,603
239,185	Viking Therapeutics, Inc.*	1,679,079

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
23,988	Vir Biotechnology, Inc.*	$ 1,145,667
104,722	Voyager Therapeutics, Inc.*	1,159,273
227,481	Xencor, Inc.*	6,844,903
88,613	Y-mAbs Therapeutics, Inc.*	3,112,975

		204,741,422

Building Products – 2.7%
96,058	AAON, Inc.	5,691,437
90,789	Builders FirstSource, Inc.*	2,150,791
43,550	CSW Industrials, Inc.	2,908,705
27,802	Gibraltar Industries, Inc.*	1,437,919
9,828	Masonite International Corp.*	828,992
4,935	Patrick Industries, Inc.	315,593
117,743	Simpson Manufacturing Co., Inc.	11,369,264
97,714	UFP Industries, Inc.	5,688,909

		30,391,610

Capital Markets – 0.4%
91,969	Federated Hermes, Inc.	2,424,303
37,472	PJT Partners, Inc., Class A	2,005,876

		4,430,179

Chemicals – 2.7%
206,863	Avient Corp.	4,944,026
49,521	Balchem Corp.	4,964,975
30,097	Chase Corp.	3,026,554
361,546	Ferro Corp.*	4,226,473
149,796	Ingevity Corp.*	8,760,070
49,393	Koppers Holdings, Inc.*	1,243,222
62,139	Kraton Corp.*	817,128
43,664	Minerals Technologies, Inc.	2,046,968

		30,029,416

Commercial Services & Supplies – 1.2%
72,974	Brady Corp., Class A	3,354,615
14,796	Brink’s Co. (The)	656,203
118,749	HNI Corp.	3,526,845
101,768	Kimball International, Inc., Class B	1,113,342
78,154	McGrath RentCorp	4,534,495

		13,185,500

Communications Equipment – 1.6%
111,925	Calix, Inc.*	2,295,582
218,397	Extreme Networks, Inc.*	993,706

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
123,853	Harmonic, Inc.*	$ 691,100
134,680	Inseego Corp.*(a)	1,815,486
83,292	NETGEAR, Inc.*	2,561,229
676,074	Viavi Solutions, Inc.*	9,350,104

		17,707,207

Construction & Engineering – 0.4%
193,223	Great Lakes Dredge & Dock Corp.*	1,615,344
82,080	MasTec, Inc.*	3,265,143

		4,880,487

Construction Materials – 0.3%
220,708	Summit Materials, Inc., Class A*	3,248,822

Consumer Finance – 0.6%
178,367	Enova International, Inc.*	2,869,925
56,685	FirstCash, Inc.	3,267,323

		6,137,248

Containers & Packaging – 0.1%
69,245	Myers Industries, Inc.	1,042,830

Diversified Consumer Services – 1.7%
30,062	American Public Education, Inc.*	875,105
71,513	Collectors Universe, Inc.	2,721,785
8,113	K12, Inc.*	371,494
159,377	Laureate Education, Inc., Class A*	2,020,900
259,498	Perdoceo Education Corp.*	3,736,771
56,162	Strategic Education, Inc.	7,088,206
57,693	WW International, Inc.*	1,487,326

		18,301,587

Diversified Financial Services – 0.5%
137,658	Cannae Holdings, Inc.*	5,186,953

Diversified Telecommunication Services – 2.0%
32,565	Bandwidth, Inc., Class A*	4,714,761
118,308	Cogent Communications Holdings, Inc.	10,660,734
25,136	Iridium Communications, Inc.*	688,475
51,361	Ooma, Inc.*	777,606
538,564	ORBCOMM, Inc.*	2,267,354
288,694	Vonage Holdings Corp.*	3,449,893

		22,558,823

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 0.1%
30,572	Portland General Electric Co.	$ 1,349,142

Electrical Equipment – 1.1%
130,697	Atkore International Group, Inc.*	3,485,689
12,035	Powell Industries, Inc.	319,529
46,611	Sunrun, Inc.*	1,710,158
77,111	Vicor Corp.*	6,282,233

		11,797,609

Electronic Equipment, Instruments & Components – 3.0%
39,648	Belden, Inc.	1,252,877
50,891	Benchmark Electronics, Inc.	1,036,141
127,742	Fabrinet (Thailand)*	9,277,901
92,544	Itron, Inc.*	6,437,361
154,713	Knowles Corp.*	2,360,920
41,981	Novanta, Inc.*	4,352,590
60,178	Plexus Corp.*	4,470,623
57,674	TTM Technologies, Inc.*	709,967
46,275	Vishay Intertechnology, Inc.	726,055
88,995	Vishay Precision Group, Inc.*	2,264,923

		32,889,358

Energy Equipment & Services – 0.4%
37,308	Cactus, Inc., Class A	843,907
82,277	Matrix Service Co.*	720,335
93,213	SEACOR Holdings, Inc.*	2,710,634

		4,274,876

Entertainment – 0.5%
557,610	Glu Mobile, Inc.*	5,263,838

Equity Real Estate Investment Trusts (REITs) – 4.6%
148,474	American Assets Trust, Inc. REIT	4,008,798
59,741	CareTrust REIT, Inc. REIT	1,076,533
49,643	Community Healthcare Trust, Inc. REIT	2,270,174
43,082	EastGroup Properties, Inc.	5,715,258
205,166	Essential Properties Realty Trust, Inc. REIT	3,303,173
79,117	Four Corners Property Trust, Inc. REIT	1,993,748
35,540	Gladstone Land Corp. REIT	571,483
47,486	National Storage Affiliates Trust REIT	1,463,519
168,338	NexPoint Residential Trust, Inc. REIT	6,435,562
81,623	PotlatchDeltic Corp. REIT	3,494,281
27,511	PS Business Parks, Inc. REIT	3,795,142
133,873	QTS Realty Trust, Inc., Class A	9,632,162

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
263,262	Sabra Health Care REIT, Inc. REIT	$ 3,880,482
39,836	Terreno Realty Corp. REIT	2,420,435
97,905	Uniti Group, Inc. REIT	969,260

		51,030,010

Food & Staples Retailing – 1.1%
275,732	BJ’s Wholesale Club Holdings, Inc.*	11,043,067
13,677	Ingles Markets, Inc., Class A	550,499
9,220	Natural Grocers by Vitamin Cottage, Inc.	145,953
11,299	Weis Markets, Inc.	562,916

		12,302,435

Food Products – 0.8%
54,803	Darling Ingredients, Inc.*	1,530,647
27,422	J & J Snack Foods Corp.	3,376,471
50,452	John B. Sanfilippo & Son, Inc.	4,448,353

		9,355,471

Gas Utilities – 0.0%
5,132	Northwest Natural Holding Co.	274,511

Health Care Equipment & Supplies – 3.7%
367,715	Antares Pharma, Inc.*	959,736
2,990	AtriCure, Inc.*	122,022
30,658	Cantel Medical Corp.	1,448,590
43,471	Cardiovascular Systems, Inc.*	1,324,996
14,279	CONMED Corp.	1,178,589
101,027	CytoSorbents Corp.*	967,334
275,527	GenMark Diagnostics, Inc.*	4,920,912
51,961	Inogen, Inc.*	1,595,203
35,283	Integer Holdings Corp.*	2,320,563
39,918	Invacare Corp.	281,023
8,959	Merit Medical Systems, Inc.*	400,646
233,899	Natus Medical, Inc.*	4,345,843
31,998	Neogen Corp.*	2,456,486
45,141	NuVasive, Inc.*	2,579,357
123,312	OraSure Technologies, Inc.*	2,238,113
91,166	Shockwave Medical, Inc.*	4,496,307
32,077	STAAR Surgical Co.*	1,866,561
95,300	Surmodics, Inc.*	4,506,737
9,724	Utah Medical Products, Inc.	792,506
48,545	Vapotherm, Inc.*	2,535,991

		41,337,515

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.0%
13,948	BioTelemetry, Inc.*	$ 593,627
4,911	LHC Group, Inc.*	958,185
26,441	Magellan Health, Inc.*	1,961,129
16,350	National Research Corp.	935,057
13,753	Option Care Health, Inc.*	162,010
180,850	Select Medical Holdings Corp.*	3,443,384
112,653	Tenet Healthcare Corp.*	2,978,545

		11,031,937

Health Care Technology – 2.6%
15,001	HMS Holdings Corp.*	487,533
130,944	Inovalon Holdings, Inc., Class A*	3,081,112
125,230	NextGen Healthcare, Inc.*	1,830,863
117,093	Omnicell, Inc.*	8,230,467
77,378	Phreesia, Inc.*	2,325,983
39,496	Schrodinger, Inc.*(a)	2,858,720
81,745	Simulations Plus, Inc.	5,754,848
28,137	Tabula Rasa HealthCare, Inc.*(a)	1,581,299
85,862	Vocera Communications, Inc.*	2,641,974

		28,792,799

Hotels, Restaurants & Leisure – 3.0%
52,230	Bloomin’ Brands, Inc.	601,690
339,492	Denny’s Corp.*	3,016,386
24,489	Dine Brands Global, Inc.	1,112,535
391,719	Everi Holdings, Inc.*	2,224,964
133,559	International Game Technology PLC	1,316,892
546,552	Red Rock Resorts, Inc., Class A	5,990,210
203,002	Scientific Games Corp.*	3,566,745
53,767	Texas Roadhouse, Inc.	3,021,168
78,266	Wingstop, Inc.	12,229,062

		33,079,652

Household Durables – 1.9%
9,558	Installed Building Products, Inc.*	756,133
11,940	KB Home	401,662
44,473	LGI Homes, Inc.*	5,074,814
57,856	M/I Homes, Inc.*	2,408,545
11,538	Meritage Homes Corp.*	1,144,339
35,850	Taylor Morrison Home Corp.*	840,683
37,005	TopBuild Corp.*	4,881,700
236,346	TRI Pointe Group, Inc.*	3,951,705

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
37,134	Universal Electronics, Inc.*	$ 1,710,763

		21,170,344

Household Products – 0.0%
4,450	Central Garden & Pet Co., Class A*	154,192

Independent Power and Renewable Electricity Producers – 0.2%
45,397	Ormat Technologies, Inc.	2,701,121

Insurance – 2.7%
63,416	American Equity Investment Life Holding Co.	1,613,937
13,739	BRP Group, Inc., Class A*	239,746
84,459	Goosehead Insurance, Inc., Class A*	8,727,148
48,342	Kinsale Capital Group, Inc.	9,421,856
29,468	Palomar Holdings, Inc.*	2,691,607
27,822	Stewart Information Services Corp.	1,167,133
128,189	Trupanion, Inc.*(a)	6,482,518

		30,343,945

Interactive Media & Services – 0.7%
197,850	Cars.com, Inc.*	1,606,542
52,448	EverQuote, Inc., Class A*	2,855,794
112,621	Yelp, Inc.*	2,813,272

		7,275,608

Internet & Direct Marketing Retail – 0.7%
389,782	Magnite, Inc.*	2,340,641
19,871	Stamps.com, Inc.*	5,172,024

		7,512,665

IT Services – 1.9%
52,988	Brightcove, Inc.*	560,613
16,993	Hackett Group, Inc. (The)	234,334
18,803	I3 Verticals, Inc., Class A*	454,657
168,695	Limelight Networks, Inc.*	1,057,718
57,324	LiveRamp Holdings, Inc.*	2,612,255
76,009	NIC, Inc.	1,666,117
88,178	Perficient, Inc.*	3,457,459
386,208	Perspecta, Inc.	8,264,851
8,644	Sykes Enterprises, Inc.*	237,364
4,357	TTEC Holdings, Inc.	206,783
65,602	Virtusa Corp.*	2,663,441

		21,415,592

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 1.5%
2,416	Johnson Outdoors, Inc., Class A	$ 211,545
49,675	Malibu Boats, Inc., Class A*	2,919,897
20,570	MasterCraft Boat Holdings, Inc.*	425,799
8,801	Smith & Wesson Brands, Inc.*	210,256
68,060	Sturm Ruger & Co., Inc.	5,538,042
48,473	Vista Outdoor, Inc.*	831,312
121,863	YETI Holdings, Inc.*	5,957,882

		16,094,733

Life Sciences Tools & Services – 0.6%
45,880	Fluidigm Corp.*	322,995
52,588	Medpace Holdings, Inc.*	6,276,378

		6,599,373

Machinery – 2.7%
78,401	Albany International Corp., Class A	3,769,520
4,047	Barnes Group, Inc.	149,213
68,377	Columbus McKinnon Corp.	2,265,330
27,767	ESCO Technologies, Inc.	2,386,296
89,621	Federal Signal Corp.	2,770,185
73,432	Franklin Electric Co., Inc.	3,969,000
23,076	Meritor, Inc.*	524,979
18,862	Miller Industries, Inc.	534,738
79,346	Mueller Industries, Inc.	2,218,514
43,351	RBC Bearings, Inc.*	5,307,029
190,691	Rexnord Corp.	5,524,318

		29,419,122

Media – 0.8%
41,074	Cardlytics, Inc.*	2,728,135
17,863	Loral Space & Communications, Inc.	324,571
24,528	Scholastic Corp.	586,955
144,390	TechTarget, Inc.*	5,239,913

		8,879,574

Metals & Mining – 0.5%
37,991	Kaiser Aluminum Corp.	2,353,542
40,618	Materion Corp.	2,332,286
47,728	Novagold Resources, Inc. (Canada)*	435,279

		5,121,107

Multiline Retail – 0.4%
111,955	Big Lots, Inc.	4,404,310

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 0.2%
20,549	Avista Corp.	$ 762,984
21,646	NorthWestern Corp.	1,217,804

		1,980,788

Oil, Gas & Consumable Fuels – 0.3%
69,777	Antero Resources Corp.*	206,540
72,062	Ardmore Shipping Corp. (Ireland)	296,175
59,324	Renewable Energy Group, Inc.*	1,636,156
64,182	World Fuel Services Corp.	1,510,202

		3,649,073

Paper & Forest Products – 1.5%
138,960	Boise Cascade Co.	6,474,146
321,877	Louisiana-Pacific Corp.	10,193,845

		16,667,991

Personal Products – 0.2%
16,784	Lifevantage Corp.*	215,507
20,623	USANA Health Sciences, Inc.*	1,674,175

		1,889,682

Pharmaceuticals – 3.3%
148,971	Amphastar Pharmaceuticals, Inc.*	2,982,400
86,471	ANI Pharmaceuticals, Inc.*	2,560,406
96,315	Axsome Therapeutics, Inc.*	6,870,149
371,556	BioDelivery Sciences International, Inc.*	1,556,820
267,320	Corcept Therapeutics, Inc.*	3,996,434
388,886	Innoviva, Inc.*	5,267,461
10,510	Intra-Cellular Therapies, Inc.*	208,361
58,363	Kala Pharmaceuticals, Inc.*(a)	510,676
64,017	MyoKardia, Inc.*	5,769,852
29,423	Ocular Therapeutix, Inc.*	230,676
45,202	Pacira BioSciences, Inc.*	2,378,077
146,135	Phibro Animal Health Corp., Class A	3,389,602
26,370	Prestige Consumer Healthcare, Inc.*	980,700

		36,701,614

Professional Services – 1.3%
79,303	Exponent, Inc.	6,666,210
35,324	Huron Consulting Group, Inc.*	1,685,661
104,789	Kforce, Inc.	3,022,115
200,999	Upwork, Inc.*	3,019,005

		14,392,991

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.2%
64,095	Redfin Corp.*	$ 2,665,070

Road & Rail – 1.5%
63,787	Heartland Express, Inc.	1,293,919
157,695	Marten Transport Ltd.	4,197,841
21,699	Saia, Inc.*	2,591,946
191,984	Werner Enterprises, Inc.	8,444,416

		16,528,122

Semiconductors & Semiconductor Equipment – 3.6%
99,022	Ambarella, Inc.*	4,483,716
155,771	Amkor Technology, Inc.*	2,117,707
139,030	Axcelis Technologies, Inc.*	4,090,263
17,475	Cohu, Inc.	329,054
12,351	DSP Group, Inc.*	183,412
150,004	FormFactor, Inc.*	4,326,115
214,699	Lattice Semiconductor Corp.*	6,674,992
71,809	MACOM Technology Solutions Holdings, Inc.*	3,034,648
41,116	MaxLinear, Inc.*	1,042,291
370,908	NeoPhotonics Corp.*	3,378,972
64,493	Power Integrations, Inc.	7,870,081
4,767	SiTime Corp.*	253,366
70,212	Ultra Clean Holdings, Inc.*	2,112,679

		39,897,296

Software – 9.5%
11,273	Avaya Holdings Corp.*	142,716
106,498	Blackline, Inc.*	9,468,737
19,981	Bottomline Technologies DE, Inc.*	964,283
490,852	Box, Inc., Class A*	8,810,793
214,762	ChannelAdvisor Corp.*	4,374,702
598,723	Cloudera, Inc.*	6,747,608
209,968	Cornerstone OnDemand, Inc.*	7,455,964
139,714	Domo, Inc., Class B*	4,495,997
85,688	J2 Global, Inc.*	4,860,223
47,525	MicroStrategy, Inc., Class A*	5,889,298
280,618	MobileIron, Inc.*	1,748,250
29,108	Progress Software Corp.	1,014,705
92,588	Qualys, Inc.*	11,432,766
41,830	Sailpoint Technologies Holdings, Inc.*	1,317,645
133,460	SPS Commerce, Inc.*	10,032,188
368,270	SVMK, Inc.*	8,831,115
139,034	Telenav, Inc.*	720,891

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
175,558	Tenable Holdings, Inc.*	$ 5,956,683
32,354	Varonis Systems, Inc.*	3,505,556
34,010	VirnetX Holding Corp.	175,832
18,438	Workiva, Inc.*	1,030,684
76,790	Xperi Holding Corp.	1,416,008
392,382	Zuora, Inc., Class A*	4,567,327

		104,959,971

Specialty Retail – 3.2%
29,495	America’s Car-Mart, Inc.*	2,806,744
69,744	Asbury Automotive Group, Inc.*	6,984,862
79,750	Camping World Holdings, Inc., Class A	2,920,445
25,255	Lithia Motors, Inc., Class A	5,787,183
12,021	MarineMax, Inc.*	333,463
28,910	Murphy USA, Inc.*	3,827,973
15,022	RH*	4,317,773
58,623	Sonic Automotive, Inc., Class A	2,234,709
388,490	Sportsman’s Warehouse Holdings, Inc.*	6,250,804

		35,463,956

Textiles, Apparel & Luxury Goods – 0.5%
21,230	Deckers Outdoor Corp.*	4,442,378
65,135	Wolverine World Wide, Inc.	1,565,845

		6,008,223

Thrifts & Mortgage Finance – 0.6%
98,014	PennyMac Financial Services, Inc.	4,730,156
31,777	Walker & Dunlop, Inc.	1,601,878

		6,332,034

Tobacco – 0.1%
152,075	Vector Group Ltd.	1,341,302

Trading Companies & Distributors – 0.7%
165,915	Foundation Building Materials, Inc.*	2,278,013
40,767	GMS, Inc.*	955,171
94,491	H&E Equipment Services, Inc.	1,662,097
275,311	MRC Global, Inc.*	1,638,100

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
26,876	Rush Enterprises, Inc., Class A	$ 1,278,760

		7,812,141

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,040,115,415)		$1,100,477,514

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,518,657	0.130%	$ 20,518,657
(Cost $20,518,657)

TOTAL INVESTMENTS – 101.1% (Cost $1,060,634,072)		$1,120,996,171

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(12,491,544)

NET ASSETS – 100.0%		$1,108,504,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.4%
34,200	Astronics Corp.*	$ 297,540
30,070	Maxar Technologies, Inc.	534,946
41,399	Moog, Inc., Class A	2,223,954
31,472	Triumph Group, Inc.	213,380

		3,269,820

Air Freight & Logistics – 0.5%
93,775	Echo Global Logistics, Inc.*	2,350,470
24,884	Hub Group, Inc., Class A*	1,316,364
44,769	Radiant Logistics, Inc.*	190,268

		3,857,102

Airlines – 0.3%
99,532	SkyWest, Inc.	2,618,687

Auto Components – 1.0%
35,649	Adient PLC*	593,199
323,769	American Axle & Manufacturing Holdings, Inc.*	2,285,809
85,408	Dana, Inc.	976,213
4,250	Gentherm, Inc.*	164,773
109,374	Goodyear Tire & Rubber Co. (The)	985,460
30,704	Standard Motor Products, Inc.	1,396,418
21,589	Visteon Corp.*	1,567,577

		7,969,449

Banks – 14.6%
82,127	1st Source Corp.	2,720,046
93,716	Amalgamated Bank, Class A	1,082,420
89,633	Atlantic Capital Bancshares, Inc.*	896,330
4,619	Atlantic Union Bankshares Corp.	104,251
21,350	BancFirst Corp.	930,006
283,915	Bancorp, Inc. (The)*	2,677,319
18,562	BancorpSouth Bank	388,503
32,138	Bank of Marin Bancorp	1,009,455
85,359	BankUnited, Inc.	1,719,130
15,300	Banner Corp.	542,079
9,857	Baycom Corp.*	101,330
64,851	Berkshire Hills Bancorp, Inc.	645,916
296,054	Boston Private Financial Holdings, Inc.	1,742,278
15,644	Bridge Bancorp, Inc.	283,000
571,488	Cadence BanCorp	4,463,321
25,543	Capital City Bank Group, Inc.	480,975

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
218,111	Cathay General Bancorp	$ 5,273,924
143,600	Central Pacific Financial Corp.	2,234,416
8,791	Civista Bancshares, Inc.	115,426
8,146	CNB Financial Corp.	133,024
79,326	Columbia Banking System, Inc.	2,294,901
24,367	Community Bank System, Inc.	1,370,156
323,706	CVB Financial Corp.	5,849,367
26,694	Eagle Bancorp, Inc.	802,956
4,328	Enterprise Financial Services Corp.	125,772
7,396	Equity Bancshares, Inc., Class A*	104,579
27,578	Financial Institutions, Inc.	407,327
837,831	First BanCorp (Puerto Rico)	4,557,801
90,484	First Bancorp/Southern Pines NC	1,869,399
19,042	First Bancshares, Inc. (The)	379,126
259,521	First Commonwealth Financial Corp.	2,042,430
6,567	First Community Bankshares, Inc.	128,451
27,509	First Financial Corp.	919,626
203,322	First Foundation, Inc.	3,125,059
25,551	First Internet Bancorp	374,322
24,982	First Interstate BancSystem, Inc., Class A	727,226
4,352	First Mid Bancshares, Inc.	106,232
13,140	Flushing Financial Corp.	145,591
43,338	Glacier Bancorp, Inc.	1,530,265
125,485	Hancock Whitney Corp.	2,391,744
213,855	Hanmi Financial Corp.	1,973,882
22,100	HBT Financial, Inc.	265,642
110,178	Heartland Financial USA, Inc.	3,441,961
225,526	Hilltop Holdings, Inc.	4,390,991
55,405	Home BancShares, Inc.	904,764
5,636	HomeTrust Bancshares, Inc.	81,271
331,869	Hope Bancorp, Inc.	2,797,656
71,158	Horizon Bancorp, Inc.	719,407
48,468	Independent Bank Corp.	676,856
176,951	International Bancshares Corp.	5,382,849
142,353	Investors Bancorp, Inc.	1,155,906
94,856	Lakeland Bancorp, Inc.	965,634
14,805	Mercantile Bank Corp.	315,198
14,616	Metropolitan Bank Holding Corp.*	432,341
8,672	MidWestOne Financial Group, Inc.	156,790
135,789	National Bank Holdings Corp., Class A	3,772,218
12,115	Northeast Bank	230,670
9,943	Northrim BanCorp, Inc.	228,888
49,023	Old Second Bancorp, Inc.	407,871

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
58,234	Preferred Bank	$ 2,169,217
14,140	QCR Holdings, Inc.	422,503
7,938	Republic Bancorp, Inc., Class A	239,886
51,531	Sierra Bancorp	905,915
276,770	Simmons First National Corp., Class A	4,591,614
74,535	Southern National Bancorp of Virginia, Inc.	627,585
69,784	Texas Capital Bancshares, Inc.*	2,318,225
153,637	TriCo Bancshares	4,301,836
147,169	TriState Capital Holdings, Inc.*	1,949,989
50,058	Trustmark Corp.	1,127,306
25,477	UMB Financial Corp.	1,268,755
40,798	Valley National Bancorp	304,761
23,549	Washington Trust Bancorp, Inc.	785,124
11,435	WesBanco, Inc.	226,756
86,159	Westamerica Bancorporation	5,200,557

		111,536,303

Biotechnology – 2.9%
8,426	Atara Biotherapeutics, Inc.*	104,398
21,108	BioCryst Pharmaceuticals, Inc.*	85,909
104,038	Catalyst Pharmaceuticals, Inc.*	447,363
7,272	CEL-SCI Corp.*(a)	90,973
2,666	Cortexyme, Inc.*(a)	106,240
76,925	Dynavax Technologies Corp.*	623,862
8,237	Eiger BioPharmaceuticals, Inc.*	82,782
24,274	Enanta Pharmaceuticals, Inc.*	1,112,963
36,506	G1 Therapeutics, Inc.*	535,543
70,516	Geron Corp.*	112,120
101,022	Kadmon Holdings, Inc.*	369,740
9,007	Kiniksa Pharmaceuticals Ltd., Class A*	175,817
29,322	MacroGenics, Inc.*	744,779
55,620	Minerva Neurosciences, Inc.*(a)	193,836
55,301	Myriad Genetics, Inc.*	667,483
29,160	Natera, Inc.*	1,400,263
42,953	Novavax, Inc.*(a)	6,146,574
292,419	OPKO Health, Inc.*(a)	1,505,958
55,966	Protagonist Therapeutics, Inc.*	880,345
52,887	Prothena Corp. PLC (Ireland)*	647,337
9,264	REVOLUTION Medicines, Inc.*	223,448
7,670	Turning Point Therapeutics, Inc.*	454,294
27,633	Twist Bioscience Corp.*	1,548,553
6,342	Vericel Corp.*	104,580
47,450	Viking Therapeutics, Inc.*	333,099

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
116,846	Xencor, Inc.*	$ 3,515,896
7,128	Y-mAbs Therapeutics, Inc.*	250,407

		22,464,562

Building Products – 2.0%
18,234	AAON, Inc.	1,080,365
30,514	Apogee Enterprises, Inc.	658,797
25,862	Caesarstone Ltd.	296,637
46,592	Gibraltar Industries, Inc.*	2,409,738
44,021	Griffon Corp.	1,006,760
14,601	Patrick Industries, Inc.	933,734
148,329	Quanex Building Products Corp.	2,084,023
45,585	Simpson Manufacturing Co., Inc.	4,401,688
41,760	UFP Industries, Inc.	2,431,267

		15,303,009

Capital Markets – 0.6%
11,254	Artisan Partners Asset Management, Inc., Class A	407,732
131,593	Donnelley Financial Solutions, Inc.*	1,138,280
50,805	Federated Hermes, Inc.	1,339,220
59,173	Oppenheimer Holdings, Inc., Class A	1,253,876
7,415	PJT Partners, Inc., Class A	396,925
798	Virtus Investment Partners, Inc.	108,464

		4,644,497

Chemicals – 2.7%
226,733	Avient Corp.	5,418,919
3,215	Balchem Corp.	322,336
194,974	Ferro Corp.*	2,279,246
3,178	Hawkins, Inc.	163,762
71,317	Ingevity Corp.*	4,170,618
48,910	Koppers Holdings, Inc.*	1,231,065
91,371	Kraton Corp.*	1,201,528
39,080	Kronos Worldwide, Inc.	439,259
75,811	Minerals Technologies, Inc.	3,554,020
146,524	Orion Engineered Carbons SA (Luxembourg)	1,494,545
31,990	Tronox Holdings PLC, Class A	243,764

		20,519,062

Commercial Services & Supplies – 2.0%
24,379	Brady Corp., Class A	1,120,703

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
57,450	BrightView Holdings, Inc.*	$ 696,294
7,398	Ennis, Inc.	127,985
79,546	HNI Corp.	2,362,516
330,062	KAR Auction Services, Inc.	4,993,838
54,582	Kimball International, Inc., Class B	597,127
19,234	Matthews International Corp., Class A	415,454
32,943	McGrath RentCorp	1,911,353
6,219	SP Plus Corp.*	98,820
118,576	Steelcase, Inc., Class A	1,272,320
77,407	Team, Inc.*	305,758
7,670	UniFirst Corp.	1,430,302

		15,332,470

Communications Equipment – 1.0%
150,446	Extreme Networks, Inc.*	684,529
316,621	Harmonic, Inc.*	1,766,745
128,153	NETGEAR, Inc.*	3,940,705
72,630	Viavi Solutions, Inc.*	1,004,473

		7,396,452

Construction & Engineering – 1.3%
35,994	Aegion Corp.*	555,027
6,933	Argan, Inc.	297,426
26,513	EMCOR Group, Inc.	1,816,141
122,956	Great Lakes Dredge & Dock Corp.*	1,027,912
116,197	MasTec, Inc.*	4,622,317
126,042	Tutor Perini Corp.*	1,483,514

		9,802,337

Construction Materials – 0.5%
257,575	Summit Materials, Inc., Class A*	3,791,504

Consumer Finance – 1.4%
31,523	Curo Group Holdings Corp.	220,346
34,608	Encore Capital Group, Inc.*	1,264,230
97,983	Enova International, Inc.*	1,576,546
435,711	Navient Corp.	3,468,260
9,183	Nelnet, Inc., Class A	532,614
18,614	Oportun Financial Corp.*	266,180
76,426	PRA Group, Inc.*	3,023,413
22,249	Regional Management Corp.*	337,962

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
1,472	World Acceptance Corp.*	$ 109,370

		10,798,921

Containers & Packaging – 0.2%
27,469	Greif, Inc., Class A	955,647
46,797	O-I Glass, Inc.	488,561
8,110	UFP Technologies, Inc.*	349,865

		1,794,073

Distributors – 0.0%
7,140	Core-Mark Holding Co., Inc.	189,353

Diversified Consumer Services – 2.3%
17,387	Adtalem Global Education, Inc.*	597,069
58,001	American Public Education, Inc.*	1,688,409
68,765	Collectors Universe, Inc.	2,617,196
141,490	Houghton Mifflin Harcourt Co.*	418,810
37,385	K12, Inc.*	1,711,859
371,351	Laureate Education, Inc., Class A*	4,708,731
75,726	Perdoceo Education Corp.*	1,090,454
21,613	Strategic Education, Inc.	2,727,777
12,676	Universal Technical Institute, Inc.*	94,183
74,770	WW International, Inc.*	1,927,571

		17,582,059

Diversified Financial Services – 1.1%
170,202	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,986,257
168,830	Cannae Holdings, Inc.*	6,361,515

		8,347,772

Diversified Telecommunication Services – 1.5%
36,761	Cogent Communications Holdings, Inc.	3,312,534
193,861	Consolidated Communications Holdings, Inc.*	1,415,185
14,567	Liberty Latin America Ltd., Class A (Chile)*	149,749
221,021	Liberty Latin America Ltd., Class C (Chile)*	2,261,045
419,770	ORBCOMM, Inc.*	1,767,232
186,351	Vonage Holdings Corp.*	2,226,894

		11,132,639

Electric Utilities – 1.1%
22,146	PNM Resources, Inc.	935,226

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
167,916	Portland General Electric Co.	$ 7,410,133

		8,345,359

Electrical Equipment – 0.2%
3,292	Atkore International Group, Inc.*	87,798
43,235	Powell Industries, Inc.	1,147,889
4,236	Vicor Corp.*	345,107

		1,580,794

Electronic Equipment, Instruments & Components – 2.8%
116,533	Belden, Inc.	3,682,443
77,700	Benchmark Electronics, Inc.	1,581,972
32,930	CTS Corp.	653,990
33,220	Fabrinet (Thailand)*	2,412,769
187,517	Knowles Corp.*	2,861,509
14,967	Methode Electronics, Inc.	422,069
16,257	Plexus Corp.*	1,207,732
37,621	Sanmina Corp.*	1,116,591
224,538	TTM Technologies, Inc.*	2,764,063
206,669	Vishay Intertechnology, Inc.	3,242,637
44,179	Vishay Precision Group, Inc.*	1,124,356

		21,070,131

Energy Equipment & Services – 1.2%
82,211	Cactus, Inc., Class A	1,859,613
123,656	ChampionX Corp.*	1,175,969
11,627	DMC Global, Inc.	341,601
46,450	Helix Energy Solutions Group, Inc.*	194,625
90,954	Matrix Service Co.*	796,302
62,557	NexTier Oilfield Solutions, Inc.*	157,644
214,555	Oil States International, Inc.*	961,206
237,416	Patterson-UTI Energy, Inc.	919,987
57,211	SEACOR Holdings, Inc.*	1,663,696
97,014	Solaris Oilfield Infrastructure, Inc., Class A	704,322
78,812	US Silica Holdings, Inc.	278,206

		9,053,171

Entertainment – 0.1%
32,823	Cinemark Holdings, Inc.	388,296
37,388	Gaia, Inc.*	343,222

		731,518

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 9.2%
31,416	Alexander & Baldwin, Inc. REIT	$ 371,337
113,820	American Assets Trust, Inc. REIT	3,073,140
12,452	Armada Hoffler Properties, Inc. REIT	120,037
222,420	CareTrust REIT, Inc. REIT	4,008,008
248,610	City Office REIT, Inc. REIT	2,150,476
47,853	Community Healthcare Trust, Inc. REIT	2,188,318
80,277	CorEnergy Infrastructure Trust, Inc. REIT	703,226
14,966	EastGroup Properties, Inc.	1,985,390
317,335	Essential Properties Realty Trust, Inc. REIT	5,109,093
73,960	Four Corners Property Trust, Inc. REIT	1,863,792
57,884	Franklin Street Properties Corp. REIT	303,891
119,030	Gladstone Commercial Corp. REIT	2,166,346
47,544	Gladstone Land Corp. REIT	764,507
67,858	Global Net Lease, Inc. REIT	1,129,836
329,616	Independence Realty Trust, Inc. REIT	3,790,584
88,023	Kite Realty Group Trust REIT	868,787
300,769	Lexington Realty Trust REIT	3,488,920
11,651	LTC Properties, Inc. REIT	432,835
36,816	Monmouth Real Estate Investment Corp. REIT	531,255
66,175	New Senior Investment Group, Inc. REIT	224,995
126,132	NexPoint Residential Trust, Inc. REIT	4,822,026
78,012	Office Properties Income Trust REIT	1,962,002
27,551	Physicians Realty Trust REIT	497,020
147,712	PotlatchDeltic Corp. REIT	6,323,551
1,455	PS Business Parks, Inc. REIT	200,717
23,069	QTS Realty Trust, Inc., Class A	1,659,815
341,093	Retail Opportunity Investments Corp. REIT	3,707,681
187,006	Retail Properties of America, Inc., Class A REIT	1,189,358
127,470	Retail Value, Inc. REIT	1,613,770
92,150	RLJ Lodging Trust REIT	738,121
164,732	RPT Realty REIT	1,024,633
447,851	Sabra Health Care REIT, Inc. REIT	6,601,324
4,283	Saul Centers, Inc. REIT	131,531
51,366	SITE Centers Corp. REIT	376,513
66,904	Summit Hotel Properties, Inc. REIT	346,563
8,813	Terreno Realty Corp. REIT	535,478
15,451	Universal Health Realty Income Trust REIT	1,075,081
147,412	Urban Edge Properties REIT	1,544,878
85,183	Whitestone REIT	562,208

		70,187,043

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.5%
30,194	BJ’s Wholesale Club Holdings, Inc.*	$ 1,209,270
14,445	Chefs’ Warehouse, Inc. (The)*	166,551
92,744	Ingles Markets, Inc., Class A	3,732,946
40,999	Natural Grocers by Vitamin Cottage, Inc.	649,014
96,121	SpartanNash Co.	2,020,944
26,790	United Natural Foods, Inc.*	531,781
60,218	Weis Markets, Inc.	3,000,061

		11,310,567

Food Products – 1.6%
241,742	Darling Ingredients, Inc.*	6,751,854
84,214	Fresh Del Monte Produce, Inc.	1,901,552
24,124	J & J Snack Foods Corp.	2,970,388
4,991	John B. Sanfilippo & Son, Inc.	440,057
7,667	Seneca Foods Corp., Class A*	300,393

		12,364,244

Gas Utilities – 0.8%
28,892	Northwest Natural Holding Co.	1,545,433
3,034	ONE Gas, Inc.	229,674
62,515	Southwest Gas Holdings, Inc.	4,353,544

		6,128,651

Health Care Equipment & Supplies – 0.5%
42,693	GenMark Diagnostics, Inc.*	762,497
10,006	Inogen, Inc.*	307,184
31,005	Invacare Corp.	218,275
130,363	Natus Medical, Inc.*	2,422,145

		3,710,101

Health Care Providers & Services – 0.7%
151,716	Brookdale Senior Living, Inc.*	420,253
15,719	Magellan Health, Inc.*	1,165,878
7,791	National HealthCare Corp.	462,162
35,151	Owens & Minor, Inc.	565,228
102,565	Tenet Healthcare Corp.*	2,711,819

		5,325,340

Health Care Technology – 0.1%
14,899	Computer Programs and Systems, Inc.	367,708
32,860	NextGen Healthcare, Inc.*	480,413

		848,121

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.9%
17,094	Chuy’s Holdings, Inc.*	$ 271,966
45,330	Del Taco Restaurants, Inc.*	346,774
219,833	Denny’s Corp.*	1,953,216
54,864	Dine Brands Global, Inc.	2,492,471
150,168	Everi Holdings, Inc.*	852,954
308,743	International Game Technology PLC	3,044,206
16,208	Jack in the Box, Inc.	1,330,839
24,968	PlayAGS, Inc.*	84,392
369,881	Red Rock Resorts, Inc., Class A	4,053,896
118,003	Scientific Games Corp.*	2,073,313
34,420	Wingstop, Inc.	5,378,125

		21,882,152

Household Durables – 2.5%
46,347	Beazer Homes USA, Inc.*	518,623
15,641	Green Brick Partners, Inc.*	215,846
49,345	KB Home	1,659,966
87,571	M/I Homes, Inc.*	3,645,581
19,645	Meritage Homes Corp.*	1,948,391
142,227	Taylor Morrison Home Corp.*	3,335,223
356,962	TRI Pointe Group, Inc.*	5,968,404
38,960	Universal Electronics, Inc.*	1,794,887

		19,086,921

Household Products – 0.2%
35,575	Central Garden & Pet Co., Class A*	1,232,674

Independent Power and Renewable Electricity Producers – 0.1%
266,741	Atlantic Power Corp.*	522,812

Insurance – 3.7%
200,578	American Equity Investment Life Holding Co.	5,104,710
23,682	AMERISAFE, Inc.	1,502,860
76,329	Argo Group International Holdings Ltd.	2,557,785
22,196	FBL Financial Group, Inc., Class A	771,977
697,156	Genworth Financial, Inc., Class A*	1,422,198
39,652	Goosehead Insurance, Inc., Class A*	4,097,241
27,091	HCI Group, Inc.	1,208,800
1,019	Investors Title Co.	117,266
74,901	MBIA, Inc.*	599,957
5,948	National Western Life Group, Inc., Class A	1,158,611
66,410	ProAssurance Corp.	976,227
126,789	Stewart Information Services Corp.	5,318,799

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
55,113	Trupanion, Inc.*(a)	$ 2,787,064
22,676	Universal Insurance Holdings, Inc.	397,057

		28,020,552

Interactive Media & Services – 0.5%
176,897	Cars.com, Inc.*	1,436,404
4,507	EverQuote, Inc., Class A*	245,406
63,896	TrueCar, Inc.*	240,249
66,934	Yelp, Inc.*	1,672,011

		3,594,070

Internet & Direct Marketing Retail – 0.2%
229,068	Magnite, Inc.*	1,375,553
44,610	Quotient Technology, Inc.*	357,326

		1,732,879

IT Services – 1.1%
229,685	Conduent, Inc.*	438,698
60,361	Hackett Group, Inc. (The)	832,378
28,639	KBR, Inc.	636,931
228,996	Perspecta, Inc.	4,900,515
5,401	Sykes Enterprises, Inc.*	148,312
28,522	Virtusa Corp.*	1,157,993

		8,114,827

Leisure Products – 0.9%
1,581	Johnson Outdoors, Inc., Class A	138,432
2,998	Malibu Boats, Inc., Class A*	176,223
16,885	Nautilus, Inc.*	176,111
86,797	Smith & Wesson Brands, Inc.*	2,073,580
30,767	Sturm Ruger & Co., Inc.	2,503,511
112,981	Vista Outdoor, Inc.*	1,937,624

		7,005,481

Machinery – 3.4%
5,969	Albany International Corp., Class A	286,990
72,247	Barnes Group, Inc.	2,663,747
25,893	Chart Industries, Inc.*	1,774,447
36,094	Columbus McKinnon Corp.	1,195,794
3,051	EnPro Industries, Inc.	145,624
10,003	ESCO Technologies, Inc.	859,658
51,700	Federal Signal Corp.	1,598,047
9,723	Franklin Electric Co., Inc.	525,528

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
56,490	Manitowoc Co., Inc. (The)*	$ 602,183
99,395	Meritor, Inc.*	2,261,236
63,543	Miller Industries, Inc.	1,801,444
38,211	Mueller Industries, Inc.	1,068,380
11,809	Mueller Water Products, Inc., Class A	119,507
95,180	Navistar International Corp.*	3,048,615
7,083	RBC Bearings, Inc.*	867,101
42,091	REV Group, Inc.	273,592
212,244	Rexnord Corp.	6,148,709
11,473	Terex Corp.	216,266
5,115	Watts Water Technologies, Inc., Class A	429,097
84,812	Welbilt, Inc.*	515,657

		26,401,622

Marine – 0.1%
173,279	Costamare, Inc. (Monaco)	788,419

Media – 1.2%
56,186	Entercom Communications Corp., Class A	78,661
22,786	Gray Television, Inc.*	326,751
17,308	Loral Space & Communications, Inc.	314,486
149,738	MSG Networks, Inc., Class A*	1,427,003
110,474	National CineMedia, Inc.	272,871
151,410	Scholastic Corp.	3,623,241
33,752	TechTarget, Inc.*	1,224,860
87,880	TEGNA, Inc.	1,035,227
124,726	WideOpenWest, Inc.*	681,004

		8,984,104

Metals & Mining – 2.4%
346,184	Alcoa Corp.*	4,500,392
64,044	Allegheny Technologies, Inc.*	556,542
84,175	Carpenter Technology Corp.	1,882,153
125,511	Coeur Mining, Inc.*	995,302
35,125	Commercial Metals Co.	726,385
65,505	Haynes International, Inc.	1,202,672
553,386	Hecla Mining Co.	3,054,691
34,063	Kaiser Aluminum Corp.	2,110,203
51,731	Materion Corp.	2,970,394
26,846	Ryerson Holding Corp.*	151,143
34,214	TimkenSteel Corp.*	125,565

		18,275,442

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
663,048	Anworth Mortgage Asset Corp. REIT	$ 1,200,117
83,600	Apollo Commercial Real Estate Finance, Inc. REIT	777,480
90,881	Arlington Asset Investment Corp., Class A REIT	247,196
132,262	ARMOUR Residential REIT, Inc. REIT	1,235,327
185,472	Blackstone Mortgage Trust, Inc., Class A REIT	4,464,311
312,025	Capstead Mortgage Corp. REIT	1,918,954
32,243	Colony Credit Real Estate, Inc. REIT	203,131
39,609	Dynex Capital, Inc. REIT	611,959
21,763	Ellington Residential Mortgage REIT	240,481
86,152	Great Ajax Corp. REIT	742,630
295,893	Ladder Capital Corp. REIT	2,299,089
377,608	MFA Financial, Inc. REIT	993,109
133,295	TPG RE Finance Trust, Inc. REIT	1,157,001

		16,090,785

Multiline Retail – 0.4%
85,199	Big Lots, Inc.	3,351,729

Multi-Utilities – 1.7%
138,640	Avista Corp.	5,147,703
18,886	Black Hills Corp.	1,092,744
114,470	NorthWestern Corp.	6,440,082

		12,680,529

Oil, Gas & Consumable Fuels – 2.7%
1,000,880	Antero Resources Corp.*	2,962,605
159,244	Ardmore Shipping Corp. (Ireland)	654,493
106,458	Brigham Minerals, Inc., Class A	1,179,555
237,074	Clean Energy Fuels Corp.*	564,236
78,060	Diamond S Shipping, Inc.*	685,367
80,767	Dorian LPG Ltd.*	689,750
67,216	Green Plains, Inc.*	869,103
207,604	Kosmos Energy Ltd. (Ghana)	334,242
214,086	Magnolia Oil & Gas Corp., Class A*	1,280,234
205,423	Matador Resources Co.*(a)	1,783,072
171,495	Ovintiv, Inc.(a)	1,661,787
38,652	Penn Virginia Corp.*(a)	383,041
135,686	Renewable Energy Group, Inc.*	3,742,220
234,578	SM Energy Co.	692,005
184,659	W&T Offshore, Inc.*(a)	417,329

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
117,002	World Fuel Services Corp.	$ 2,753,057

		20,652,096

Paper & Forest Products – 2.2%
125,391	Boise Cascade Co.	5,841,967
26,314	Clearwater Paper Corp.*	971,513
60,014	Domtar Corp.	1,259,694
158,190	Louisiana-Pacific Corp.	5,009,877
35,544	Neenah, Inc.	1,585,618
148,079	P H Glatfelter Co.	2,358,898

		17,027,567

Personal Products – 0.1%
30,674	BellRing Brands, Inc., Class A*	609,492

Pharmaceuticals – 0.7%
49,222	ANI Pharmaceuticals, Inc.*	1,457,464
13,774	Axsome Therapeutics, Inc.*	982,499
40,296	BioDelivery Sciences International, Inc.*	168,840
57,233	Endo International PLC*	199,171
98,446	Innoviva, Inc.*	1,333,451
29,392	Phibro Animal Health Corp., Class A	681,748
18,749	Prestige Consumer Healthcare, Inc.*	697,275

		5,520,448

Professional Services – 0.4%
17,780	Franklin Covey Co.*	321,640
43,474	Huron Consulting Group, Inc.*	2,074,580
48,557	Resources Connection, Inc.	548,694

		2,944,914

Real Estate Management & Development – 0.3%
5,845	Forestar Group, Inc.*	101,177
3,089	FRP Holdings, Inc.*	120,842
141,364	Kennedy-Wilson Holdings, Inc.	2,097,842
70,876	Newmark Group, Inc., Class A	288,465

		2,608,326

Road & Rail – 1.2%
109,711	Heartland Express, Inc.	2,225,488
96,667	Marten Transport Ltd.	2,573,275

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
95,554	Werner Enterprises, Inc.	$ 4,202,943

		9,001,706

Semiconductors & Semiconductor Equipment – 1.3%
49,616	Ambarella, Inc.*	2,246,613
187,149	Amkor Technology, Inc.*	2,544,291
41,624	Axcelis Technologies, Inc.*	1,224,578
12,772	Cohu, Inc.	240,497
236,340	NeoPhotonics Corp.*	2,153,057
8,234	Photronics, Inc.*	97,820
91,483	Rambus, Inc.*	1,350,289
5,305	Ultra Clean Holdings, Inc.*	159,627

		10,016,772

Software – 1.7%
217,298	Box, Inc., Class A*	3,900,499
74,038	ChannelAdvisor Corp.*	1,508,154
320,054	Cloudera, Inc.*	3,607,009
13,934	Domo, Inc., Class B*	448,396
17,314	MicroStrategy, Inc., Class A*	2,145,551
74,943	Telenav, Inc.*	388,579
69,286	Xperi Holding Corp.	1,277,634

		13,275,822

Specialty Retail – 3.4%
51,018	Asbury Automotive Group, Inc.*	5,109,453
5,281	Camping World Holdings, Inc., Class A	193,390
33,853	Conn’s, Inc.*(a)	337,176
20,721	Group 1 Automotive, Inc.	1,740,978
26,834	Haverty Furniture Cos., Inc.	381,580
15,624	Lithia Motors, Inc., Class A	3,580,240
46,664	MarineMax, Inc.*	1,294,459
87,618	ODP Corp. (The)	1,933,729
9,607	Rent-A-Center, Inc.	277,835
56,794	Sally Beauty Holdings, Inc.*	659,378
119,070	Sonic Automotive, Inc., Class A	4,538,948
250,269	Sportsman’s Warehouse Holdings, Inc.*	4,026,828
83,684	Tilly’s, Inc., Class A	502,941
2,169	Winmark Corp.	344,828
34,603	Zumiez, Inc.*	799,329

		25,721,092

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
170,727	G-III Apparel Group Ltd.*	$ 1,688,490
11,989	Movado Group, Inc.	115,574
27,818	Steven Madden Ltd.	589,185
161,975	Wolverine World Wide, Inc.	3,893,879

		6,287,128

Thrifts & Mortgage Finance – 2.9%
123,953	Axos Financial, Inc.*	2,777,787
11,648	Essent Group Ltd.	417,348
14,463	HomeStreet, Inc.	382,401
148,622	Meridian Bancorp, Inc.	1,695,034
5,742	Meta Financial Group, Inc.	107,146
77,994	Mr Cooper Group, Inc.*	1,273,642
123,957	PennyMac Financial Services, Inc.	5,982,165
172,461	Radian Group, Inc.	2,573,118
61,646	Walker & Dunlop, Inc.	3,107,575
165,820	Washington Federal, Inc.	3,870,239

		22,186,455

Tobacco – 0.2%
184,624	Vector Group Ltd.	1,628,384

Trading Companies & Distributors – 1.8%
103,567	Foundation Building Materials, Inc.*	1,421,975
75,059	GMS, Inc.*	1,758,632
161,726	H&E Equipment Services, Inc.	2,844,760
13,221	Herc Holdings, Inc.*	443,432
401,091	MRC Global, Inc.*	2,386,491
142,702	NOW, Inc.*	1,124,492
79,332	Rush Enterprises, Inc., Class A	3,774,617
21,038	Veritiv Corp.*	322,092

		14,076,491

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $775,563,890)		$758,326,802

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,328,131	0.130%	$ 15,328,131
(Cost $15,328,131)

TOTAL INVESTMENTS – 101.2% (Cost $790,892,021)		$773,654,933

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(9,136,444)

NET ASSETS – 100.0%		$764,518,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 1.1%
19,288	Lockheed Martin Corp.	$ 7,309,573
13,220	Raytheon Technologies Corp.	749,310
7,658	Teledyne Technologies, Inc.*	2,348,709

		10,407,592

Air Freight & Logistics – 0.0%
978	United Parcel Service, Inc., Class B	139,619

Automobiles – 0.7%
255,949	General Motors Co.	6,370,571

Banks – 2.9%
377,588	Bank of America Corp.	9,394,390
178,400	Citigroup, Inc.	8,921,784
5,618	Citizens Financial Group, Inc.	139,383
17,987	First Hawaiian, Inc.	312,614
12,073	JPMorgan Chase & Co.	1,166,735
3,235	PNC Financial Services Group, Inc. (The)	345,078
16,157	Popular, Inc. (Puerto Rico)	599,586
7,380	Signature Bank	756,671
4,635	Truist Financial Corp.	173,627
33,468	US Bancorp	1,232,961
176,013	Wells Fargo & Co.	4,270,075
33,015	Western Alliance Bancorp	1,186,889

		28,499,793

Beverages – 1.3%
8,196	Constellation Brands, Inc., Class A	1,460,527
138,318	Monster Beverage Corp.*	10,855,197

		12,315,724

Biotechnology – 4.2%
131,611	AbbVie, Inc.	12,491,200
21,740	Alexion Pharmaceuticals, Inc.*	2,228,132
31,720	Biogen, Inc.*	8,713,167
149,924	Gilead Sciences, Inc.	10,424,216
1,714	Sarepta Therapeutics, Inc.*	263,133
24,706	Vertex Pharmaceuticals, Inc.*	6,720,032

		40,839,880

Building Products – 1.7%
2,299	Allegion PLC	228,659
175,607	Johnson Controls International PLC	6,757,357

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
4,165	Lennox International, Inc.	$ 1,116,803
152,904	Masco Corp.	8,739,993

		16,842,812

Capital Markets – 2.8%
69,738	CME Group, Inc.	11,589,061
14,064	Interactive Brokers Group, Inc., Class A	697,574
3,333	MarketAxess Holdings, Inc.	1,722,161
35,470	S&P Global, Inc.	12,423,368
6,575	SEI Investments Co.	344,070

		26,776,234

Chemicals – 2.4%
179,231	Axalta Coating Systems Ltd.*	3,978,928
14,335	CF Industries Holdings, Inc.	449,116
50,035	Dow, Inc.	2,054,437
23,551	Linde PLC (United Kingdom)	5,772,586
17,808	Sherwin-Williams Co. (The)	11,538,159

		23,793,226

Communications Equipment – 0.6%
6,899	Arista Networks, Inc.*	1,792,153
52,916	Cisco Systems, Inc.	2,492,344
13,695	Lumentum Holdings, Inc.*	1,271,307

		5,555,804

Consumer Finance – 0.6%
139,669	Ally Financial, Inc.	2,807,347
134,164	Synchrony Financial	2,969,049

		5,776,396

Diversified Consumer Services – 0.1%
833	Graham Holdings Co., Class B	331,842
2,992	Service Corp. International	129,733
19,630	ServiceMaster Global Holdings, Inc.*	802,671

		1,264,246

Diversified Financial Services – 1.4%
20,769	Berkshire Hathaway, Inc., Class B*	4,066,155
16,846	Equitable Holdings, Inc.	344,669
181,648	Voya Financial, Inc.	8,973,411

		13,384,235

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.7%
294,302	Liberty Global PLC, Class C (United Kingdom)*	$ 6,698,314

Electric Utilities – 0.5%
2,481	Entergy Corp.	260,827
103,998	Exelon Corp.	4,015,363
18,694	FirstEnergy Corp.	542,126

		4,818,316

Electrical Equipment – 0.2%
23,537	AMETEK, Inc.	2,194,825

Electronic Equipment, Instruments & Components – 0.1%
10,883	Arrow Electronics, Inc.*	779,441
11,765	Jabil, Inc.	410,128
1,449	SYNNEX Corp.	180,748

		1,370,317

Energy Equipment & Services – 0.2%
19,261	Schlumberger Ltd.	349,395
198,613	TechnipFMC PLC (United Kingdom)	1,594,862

		1,944,257

Entertainment – 3.7%
34,741	Activision Blizzard, Inc.	2,870,649
20,359	Netflix, Inc.*	9,953,108
21,198	Spotify Technology SA*	5,465,268
48,588	Take-Two Interactive Software, Inc.*	7,969,404
989,180	Zynga, Inc., Class A*	9,723,639

		35,982,068

Equity Real Estate Investment Trusts (REITs) – 4.5%
30,513	American Tower Corp. REIT	7,975,793
42,223	Apartment Investment and Management Co., Class A REIT	1,639,097
16,220	Camden Property Trust REIT	1,472,938
8,675	CoreSite Realty Corp. REIT	1,119,509
36,301	CyrusOne, Inc. REIT	3,028,229
44,790	Duke Realty Corp. REIT	1,800,110
81,371	Equity LifeStyle Properties, Inc. REIT	5,559,267
39,416	First Industrial Realty Trust, Inc. REIT	1,731,151
305,850	Invitation Homes, Inc. REIT	9,120,447
20,215	Lamar Advertising Co., Class A REIT	1,328,732

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,790	Life Storage, Inc. REIT	$ 371,913
27,842	SBA Communications Corp. REIT	8,673,896

		43,821,082

Food & Staples Retailing – 2.1%
45,435	Costco Wholesale Corp.	14,790,456
46,791	Walmart, Inc.	6,054,755

		20,845,211

Health Care Equipment & Supplies – 3.1%
18,518	Cooper Cos., Inc. (The)	5,239,298
2,896	DexCom, Inc.*	1,261,324
123,630	Edwards Lifesciences Corp.*	9,693,828
30,688	Hologic, Inc.*	2,141,408
59,831	Medtronic PLC	5,772,495
1,044	Quidel Corp.*	294,899
3,072	STERIS PLC	490,383
17,716	West Pharmaceutical Services, Inc.	4,763,301

		29,656,936

Health Care Providers & Services – 3.9%
36,248	Anthem, Inc.	9,924,702
40,471	HCA Healthcare, Inc.	5,125,247
26,347	Humana, Inc.	10,339,880
37,380	McKesson Corp.	5,612,981
2,346	UnitedHealth Group, Inc.	710,322
57,714	Universal Health Services, Inc., Class B	6,342,769

		38,055,901

Hotels, Restaurants & Leisure – 1.6%
5,050	Chipotle Mexican Grill, Inc.*	5,833,558
25,987	Domino’s Pizza, Inc.	10,046,834

		15,880,392

Household Durables – 0.5%
65,335	D.R. Horton, Inc.	4,322,564
20,810	PulteGroup, Inc.	907,316

		5,229,880

Household Products – 1.0%
75,795	Procter & Gamble Co. (The)	9,938,240

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.1%
68,895	Vistra Corp.	$ 1,285,581

Industrial Conglomerates – 0.5%
753,830	General Electric Co.	4,575,748

Insurance – 1.9%
22,730	Allstate Corp. (The)	2,145,485
25,892	American Financial Group, Inc.	1,573,457
29,932	Aon PLC, Class A	6,142,645
22,787	Athene Holding Ltd., Class A*	734,881
11,787	Brighthouse Financial, Inc.*	334,043
78,436	Fidelity National Financial, Inc.	2,538,189
4,463	First American Financial Corp.	227,658
30,272	Lincoln National Corp.	1,128,237
57,654	MetLife, Inc.	2,182,204
1,787	Primerica, Inc.	213,832
13,329	Reinsurance Group of America, Inc.	1,136,297

		18,356,928

Interactive Media & Services – 7.2%
11,283	Alphabet, Inc., Class A*	16,788,540
16,103	Alphabet, Inc., Class C*	23,880,105
109,527	Facebook, Inc., Class A*	27,783,714
48,425	Pinterest, Inc., Class A*	1,660,493

		70,112,852

Internet & Direct Marketing Retail – 6.1%
14,655	Amazon.com, Inc.*	46,378,386
189,762	eBay, Inc.	10,490,043
23,800	Etsy, Inc.*	2,817,444

		59,685,873

IT Services – 5.6%
15,764	Alliance Data Systems Corp.	699,291
11,043	Black Knight, Inc.*	827,342
88,379	Cognizant Technology Solutions Corp., Class A	6,038,053
25,955	Fidelity National Information Services, Inc.	3,797,476
17,855	FleetCor Technologies, Inc.*	4,616,767
6,271	Gartner, Inc.*	781,618
72,066	International Business Machines Corp.	8,859,794
451	Mastercard, Inc., Class A	139,147
94,396	PayPal Holdings, Inc.*	18,508,224

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
35,543	VeriSign, Inc.*	$ 7,523,742
11,611	Visa, Inc., Class A	2,210,734

		54,002,188

Life Sciences Tools & Services – 1.6%
21,704	Illumina, Inc.*	8,294,400
31,328	IQVIA Holdings, Inc.*	4,962,042
21,069	PerkinElmer, Inc.	2,505,315

		15,761,757

Machinery – 0.6%
46,509	Caterpillar, Inc.	6,180,116

Media – 0.8%
38,903	Liberty Broadband Corp., Class C*	5,340,215
51,978	Omnicom Group, Inc.	2,792,778

		8,132,993

Metals & Mining – 0.0%
9,781	Freeport-McMoRan, Inc.	126,370

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
90,787	Starwood Property Trust, Inc. REIT	1,357,266

Multiline Retail – 1.2%
94,787	Target Corp.	11,931,788

Multi-Utilities – 2.7%
82,586	Consolidated Edison, Inc.	6,345,082
75,382	DTE Energy Co.	8,716,421
199,415	Public Service Enterprise Group, Inc.	11,155,275

		26,216,778

Oil, Gas & Consumable Fuels – 1.7%
102,969	Chevron Corp.	8,643,218
128,657	EOG Resources, Inc.	6,027,581
17,973	Kinder Morgan, Inc.	253,419
21,771	Phillips 66	1,350,237

		16,274,455

Personal Products – 0.0%
5,455	Herbalife Nutrition Ltd.*	279,514

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 2.5%
98,778	Bristol-Myers Squibb Co.	$ 5,794,317
17,001	Elanco Animal Health, Inc.*	401,734
36,581	Johnson & Johnson	5,332,047
161,498	Merck & Co., Inc.	12,958,599

		24,486,697

Professional Services – 0.8%
49,313	IHS Markit Ltd.	3,981,038
36,903	TransUnion	3,305,402

		7,286,440

Road & Rail – 1.4%
32,043	Old Dominion Freight Line, Inc.	5,858,101
43,699	Union Pacific Corp.	7,575,222

		13,433,323

Semiconductors & Semiconductor Equipment – 3.1%
2,493	Advanced Micro Devices, Inc.*	193,033
50,189	Analog Devices, Inc.	5,764,207
24,161	Applied Materials, Inc.	1,554,277
114,708	Intel Corp.	5,475,013
12,579	Lam Research Corp.	4,744,295
6,237	Microchip Technology, Inc.	634,490
19,537	NVIDIA Corp.	8,295,215
7,220	QUALCOMM, Inc.	762,504
23,514	Texas Instruments, Inc.	2,999,211

		30,422,245

Software – 7.8%
38,920	Adobe, Inc.*	17,292,934
1,640	DocuSign, Inc.*	355,601
234,208	Microsoft Corp.	48,014,982
4,648	RingCentral, Inc., Class A*	1,349,175
15,260	ServiceNow, Inc.*	6,702,192
6,402	Workday, Inc., Class A*	1,158,250
2,415	Zoom Video Communications, Inc., Class A*	613,193

		75,486,327

Specialty Retail – 3.8%
2,860	AutoNation, Inc.*	146,832
4,107	AutoZone, Inc.*	4,958,874
69,054	Home Depot, Inc. (The)	18,333,147

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
91,713	Lowe’s Cos., Inc.	$ 13,656,983

		37,095,836

Technology Hardware, Storage & Peripherals – 7.6%
171,441	Apple, Inc.	72,869,283
15,774	NetApp, Inc.	698,788

		73,568,071

TOTAL INVESTMENTS – 99.0% (Cost $741,029,551)		$964,461,017

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		9,891,642

NET ASSETS – 100.0%		$974,352,659

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreement with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure t the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of July 31, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities where applicable. The Large Cap Growth Insights, Large Cap Value Insights and U.S. Equity Insights Funds did not have securities on loan as of July 31, 2020.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,237,275	$—	$—
North America	1,926,782,440	—	—

Total	$1,931,019,715	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,767,142	$—	$—
North America	329,760,566	—	—
South America	50,966	—	—

Total	$337,578,674	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,419,057	$—	$—
Europe	1,968,577	—	—
North America	597,441,050	—	—
South America	850,706	—	—
Securities Lending Reinvestment Vehicle	8,660,810	—	—

Total	$612,340,200	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$29,434	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$9,277,901	$—	$—
Europe	1,121,163	—	—
North America	1,090,078,450	—	—
Securities Lending Reinvestment Vehicle	20,518,657	—	—

Total	$1,120,996,171	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$334,242	$—	$—
Asia	2,412,769	—	—
Europe	3,584,794	—	—
North America	749,584,203	—	—
South America	2,410,794	—	—
Securities Lending Reinvestment Vehicle	15,328,131	—	—

Total	$773,654,933	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,065,762	$—	$—
North America	950,395,255	—	—

Total	$964,461,017	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.